American Century Investments®
Quarterly Portfolio Holdings
Avantis® Emerging Markets Equity ETF (AVEM)
May 28, 2021

Avantis Emerging Markets Equity ETF - Schedule of Investments MAY 28, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.9%
Brazil — 5.8%
AES Brasil Energia SA	100,200	273,970
Aliansce Sonae Shopping Centers SA	48,900	282,045
Alliar Medicos A Frente SA(1)	300	660
Alpargatas SA, Preference Shares(1)	3,700	33,232
Alupar Investimento SA	26,400	137,580
Ambev SA, ADR	234,733	812,176
Arezzo Industria e Comercio SA	7,300	125,152
Atacadao SA	32,300	136,285
Azul SA, ADR(1)	9,993	246,927
B2W Cia Digital(1)	3,400	39,077
B3 SA - Brasil Bolsa Balcao	318,200	1,062,966
Banco ABC Brasil SA, Preference Shares	16,010	52,069
Banco BMG SA, Preference Shares	46,900	43,645
Banco Bradesco SA	111,426	490,243
Banco Bradesco SA, ADR	368,407	1,871,508
Banco BTG Pactual SA	20,900	491,652
Banco do Brasil SA	55,890	358,287
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	58,300	149,562
Banco Inter SA	8,100	103,494
Banco Inter SA, Preference Shares	21,300	91,139
Banco Pan SA, Preference Shares	36,800	161,133
Banco Santander Brasil SA, ADR	30,368	239,604
BB Seguridade Participacoes SA	63,500	286,083
BK Brasil Operacao e Assessoria a Restaurantes SA(1)	300	619
BR Malls Participacoes SA(1)	138,200	300,706
BR Properties SA	43,000	78,464
BrasilAgro - Co. Brasileira de Propriedades Agricolas	10,000	60,479
Braskem SA, ADR(1)(2)	7,362	146,283
BRF SA, ADR(1)	112,624	555,236
C&A Modas Ltda(1)	27,000	71,700
Camil Alimentos SA	17,100	32,516
CCR SA	139,200	367,785
Centrais Eletricas Brasileiras SA, ADR(2)	15,730	130,244
Centrais Eletricas Brasileiras SA, Class B Preference Shares	13,900	115,084
Cia Brasileira de Distribuicao, ADR(2)	62,961	472,208
Cia de Locacao das Americas	63,400	323,101
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	35,328	271,672
Cia de Saneamento de Minas Gerais-COPASA	39,800	131,198
Cia de Saneamento do Parana	9,100	35,358
Cia de Saneamento do Parana, Preference Shares	81,100	63,489
Cia de Transmissao de Energia Eletrica Paulista, Preference Shares	9,100	45,992
Cia Energetica de Minas Gerais, ADR	159,298	412,581
Cia Energetica de Sao Paulo, Class B Preference Shares	32,500	151,784
Cia Ferro Ligas da Bahia - FERBASA, Preference Shares	14,600	103,287
Cia Hering	21,800	140,127
Cia Paranaense de Energia, ADR	31,321	186,673
Cia Siderurgica Nacional SA, ADR	115,490	985,130
Cielo SA	419,700	335,006

Cogna Educacao(1)	27,500	22,531
Construtora Tenda SA	21,700	100,345
Cosan SA	62,596	264,355
CPFL Energia SA	8,800	48,916
CSU Cardsystem SA	6,600	31,280
CVC Brasil Operadora e Agencia de Viagens SA(1)	38,700	184,897
Cyrela Brazil Realty SA Empreendimentos e Participacoes	89,200	406,489
Cyrela Commercial Properties SA Empreendimentos e Participacoes	8,300	19,620
Direcional Engenharia SA	14,000	35,539
Duratex SA	38,500	152,103
EcoRodovias Infraestrutura e Logistica SA(1)	33,300	79,868
EDP - Energias do Brasil SA	52,100	187,239
Embraer SA, ADR(1)	33,650	450,574
Enauta Participacoes SA	25,400	75,347
Energisa SA	16,300	147,215
Eneva SA(1)	101,200	342,531
Engie Brasil Energia SA	47,700	365,184
Equatorial Energia SA	65,800	322,327
Eternit SA(1)	22,800	141,218
Eucatex SA Industria e Comercio, Preference Shares	16,500	34,034
Even Construtora e Incorporadora SA	18,600	36,867
Ez Tec Empreendimentos e Participacoes SA	15,600	93,959
Fleury SA	19,500	99,152
Fras-Le SA	20,200	44,573
Gafisa SA(1)	53,500	45,476
Gerdau SA, ADR	200,205	1,251,281
Gol Linhas Aereas Inteligentes SA, ADR(1)(2)	5,049	51,702
GPC Participacoes SA	5,800	42,568
Grendene SA	44,600	84,635
Grupo SBF SA(1)	7,300	45,803
Guararapes Confeccoes SA	12,600	47,603
Hapvida Participacoes e Investimentos SA	58,500	179,035
Helbor Empreendimentos SA	5,040	8,655
Hypera SA	12,800	88,859
Iguatemi Empresa de Shopping Centers SA	14,400	122,457
Industrias Romi SA	10,966	57,821
Instituto Hermes Pardini SA	6,200	25,089
Iochpe Maxion SA(1)	28,000	92,730
Irani Papel e Embalagem SA	27,700	44,380
IRB Brasil Resseguros S/A	194,096	223,454
Itau Unibanco Holding SA, ADR(2)	258,685	1,474,505
JBS SA	75,700	438,220
Jereissati Participacoes SA	10,000	56,795
JHSF Participacoes SA	54,400	80,164
Klabin SA(1)	103,600	521,012
Lavvi Empreendimentos Imobiliarios Ltda	19,400	29,221
Light SA	71,008	237,615
Linx SA(1)	10,500	75,591
Localiza Rent a Car SA	34,030	403,656
Locaweb Servicos de Internet SA	13,200	66,536
LOG Commercial Properties e Participacoes SA	8,000	46,434
Log-in Logistica Intermodal SA(1)	7,600	27,794
Lojas Americanas SA, Preference Shares	56,389	217,800
Lojas Quero Quero S/A	34,600	141,807
Lojas Renner SA	67,600	617,541

M Dias Branco SA	11,700	63,195
Magazine Luiza SA	135,700	528,823
Mahle-Metal Leve SA	10,400	55,156
Marcopolo SA, Preference Shares	96,800	50,520
Marfrig Global Foods SA	52,000	178,498
Marisa Lojas SA(1)	15,881	22,397
Metalurgica Gerdau SA, Preference Shares	10,700	30,139
Mills Estruturas e Servicos de Engenharia SA	23,700	35,334
Minerva SA	77,600	147,109
Mitre Realty Empreendimentos E Participacoes LTDA	16,000	36,902
Movida Participacoes SA	22,400	76,075
MRV Engenharia e Participacoes SA	68,400	230,463
Multiplan Empreendimentos Imobiliarios SA	35,100	173,018
Natura & Co. Holding SA(1)	51,756	507,659
Notre Dame Intermedica Participacoes SA	13,388	226,032
Odontoprev SA	48,000	119,731
Omega Geracao SA(1)	21,700	158,554
Pet Center Comercio e Participacoes SA	9,900	43,880
Petro Rio SA(1)	139,500	525,966
Petrobras Distribuidora SA	143,300	703,618
Petroleo Brasileiro SA, ADR	154,450	1,576,935
Petroleo Brasileiro SA, ADR Preference Shares	197,659	2,037,864
Porto Seguro SA	12,700	128,859
Portobello SA	29,000	77,623
Positivo Tecnologia SA	25,200	69,821
Qualicorp Consultoria e Corretora de Seguros SA	35,800	199,686
Raia Drogasil SA	72,300	381,497
Randon SA Implementos e Participacoes, Preference Shares	27,800	79,105
Rumo SA(1)	112,000	448,713
Santos Brasil Participacoes SA(1)	92,100	151,801
Sao Martinho SA	57,000	383,558
Sendas Distribuidora SA, ADR(2)	27,354	464,197
Ser Educacional SA	13,000	37,291
SIMPAR SA	8,400	80,523
Sinqia SA	4,800	21,082
SLC Agricola SA	30,800	304,176
Smiles Fidelidade SA	28,000	120,667
StoneCo Ltd., A Shares(1)	4,754	313,621
Sul America SA	47,127	313,595
Suzano SA, ADR(1)(2)	74,520	883,807
Tecnisa SA(1)	15,300	22,722
Tegma Gestao Logistica SA	2,200	9,705
Telefonica Brasil SA, ADR	17,063	144,353
TIM SA, ADR	11,956	138,690
TOTVS SA	57,000	367,809
Transmissora Alianca de Energia Eletrica SA	51,900	389,372
Trisul SA	18,100	36,119
Tupy SA(1)	18,700	88,195
Ultrapar Participacoes SA, ADR(2)	116,931	429,137
Unipar Carbocloro SA, Preference Shares	15,500	290,865
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A Preference Shares	105,300	396,009
Vale SA, ADR	280,337	6,032,852
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA(1)	6,500	12,410
Via Varejo SA(1)	40,900	99,823
Vivara Participacoes SA	8,900	52,085

Vulcabras Azaleia SA(1)	16,100	28,328
WEG SA	33,200	218,947
Wiz Solucoes e Corretagem de Seguros SA	14,000	34,116
YDUQS Participacoes SA	48,300	310,094
		44,626,734
Chile — 0.6%
AES Gener SA	716,685	100,900
Aguas Andinas SA, A Shares	711,543	135,257
Banco de Chile	2,096,596	209,804
Banco de Credito e Inversiones SA	5,172	244,144
Banco Santander Chile, ADR	13,178	281,877
Besalco SA	44,236	24,728
CAP SA	16,101	288,907
Cencosud SA	163,088	317,397
Cencosud Shopping SA	63,751	120,199
Cia Cervecerias Unidas SA, ADR	10,865	195,135
Cia Sud Americana de Vapores SA	2,139,696	144,714
Colbun SA	993,105	137,404
Embotelladora Andina SA, Class B Preference Shares	56,192	133,791
Empresa Nacional de Telecomunicaciones SA	24,697	131,520
Empresas CMPC SA	104,490	260,901
Empresas COPEC SA	16,925	168,432
Enel Americas SA, ADR	30,022	203,849
Enel Chile SA	2,360,943	137,192
Engie Energia Chile SA	182,950	147,724
Falabella SA	59,522	260,352
Forus SA	2,121	4,216
Grupo Security SA	164,860	31,855
Inversiones Aguas Metropolitanas SA	70,459	39,180
Itau CorpBanca Chile SA(1)	20,102,307	62,013
Latam Airlines Group SA, ADR(1)	8,447	23,314
Parque Arauco SA(1)	45,873	66,039
Ripley Corp. SA(1)	194,258	55,529
Salfacorp SA	15,871	9,639
SMU SA	11,262	1,554
Sociedad Quimica y Minera de Chile SA, ADR	5,263	228,256
Vina Concha y Toro SA	83,274	151,364
		4,317,186
China — 33.2%
111, Inc., ADR(1)(2)	1,700	16,541
21Vianet Group, Inc., ADR(1)	4,131	92,204
360 DigiTech, Inc., ADR(1)	24,129	677,301
361 Degrees International Ltd.(1)	40,000	18,191
3SBio, Inc.(1)	275,500	315,778
51job, Inc., ADR(1)	5,330	382,054
A-Living Smart City Services Co. Ltd.(2)	58,750	285,834
AAC Technologies Holdings, Inc.(2)	167,000	1,011,049
Agile Group Holdings Ltd.	356,000	502,341
Agricultural Bank of China Ltd., H Shares	2,611,000	1,059,437
Air China Ltd., H Shares(1)	54,000	44,973
Alibaba Group Holding Ltd., ADR(1)	58,450	12,505,962
Alibaba Health Information Technology Ltd.(1)	80,000	198,299
Alibaba Pictures Group Ltd.(1)	1,020,000	136,653
Aluminum Corp. of China Ltd., H Shares(1)	504,000	296,126
Angang Steel Co. Ltd., H Shares(2)	32,000	21,095

Anhui Conch Cement Co. Ltd., H Shares	154,500	956,501
Anhui Expressway Co. Ltd., H Shares	132,000	88,568
ANTA Sports Products Ltd.	88,000	1,776,389
Anton Oilfield Services Group(1)	330,000	22,088
Aoyuan Healthy Life Group Co. Ltd.(1)(2)	83,000	60,873
Ascletis Pharma, Inc.(1)	64,000	30,219
Asia Cement China Holdings Corp.	148,500	141,262
Ausnutria Dairy Corp. Ltd.(1)(2)	179,000	280,928
Autohome, Inc., ADR	11,307	871,430
BAIC Motor Corp. Ltd., H Shares	266,000	98,960
Baidu, Inc., ADR(1)	32,876	6,452,573
BAIOO Family Interactive Ltd.(1)	448,000	99,206
Bank of China Ltd., H Shares	7,989,000	3,027,183
Bank of Chongqing Co. Ltd., H Shares	216,000	146,378
Bank of Communications Co. Ltd., H Shares	964,000	651,001
BBMG Corp., H Shares(2)	181,000	35,457
BeiGene Ltd., ADR(1)	2,543	911,691
Beijing Capital International Airport Co. Ltd., H Shares	384,000	260,299
Beijing Capital Land Ltd., H Shares(1)	135,000	18,945
Beijing Chunlizhengda Medical Instruments Co. Ltd., H Shares(1)	11,500	39,928
Beijing Energy International Holding Co. Ltd.(1)(2)	70,000	2,481
Beijing Enterprises Clean Energy Group Ltd.(1)	7,260,000	90,784
Beijing Enterprises Holdings Ltd.	79,000	275,745
Beijing Enterprises Urban Resources Group Ltd.(1)	580,000	91,051
Beijing Enterprises Water Group Ltd.(1)	706,000	281,964
Beijing Jingneng Clean Energy Co. Ltd., H Shares	250,000	54,766
Beijing North Star Co. Ltd., H Shares	4,000	753
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(2)	54,000	97,885
Best Pacific International Holdings Ltd.	4,000	1,467
Bilibili, Inc., ADR(1)	3,938	422,075
Binjiang Service Group Co. Ltd.	35,500	111,675
BlueCity Holdings Ltd., ADR(1)	1,961	13,805
BOC Aviation Ltd.	63,400	571,565
BOE Varitronix Ltd.	48,000	25,975
Bosideng International Holdings Ltd.	854,000	465,134
Bright Scholar Education Holdings Ltd., ADR	617	2,542
Brilliance China Automotive Holdings Ltd.	338,000	317,927
BYD Co. Ltd., H Shares	106,500	2,447,744
BYD Electronic International Co. Ltd.(2)	204,000	1,298,275
C&D International Investment Group Ltd.(1)	22,000	40,813
C&D Property Management Group Co. Ltd.(1)	132,000	79,352
CA Cultural Technology Group Ltd.(1)	30,000	12,801
Cabbeen Fashion Ltd.	50,000	20,946
Canadian Solar, Inc.(1)	15,107	597,935
Canvest Environmental Protection Group Co. Ltd.	154,000	80,962
Cathay Media And Education Group, Inc.(1)	96,000	80,273
Central China Management Co. Ltd.(1)	117,000	45,227
Central China New Life Ltd.	65,000	59,456
Central China Real Estate Ltd.	117,000	32,847
Changsha Broad Homes Industrial Group Co. Ltd., H Shares(1)(2)	23,400	54,097
Chaowei Power Holdings Ltd.	168,000	59,766
Chen Lin Education Group Holdings Ltd.	70,000	21,370
China Aircraft Leasing Group Holdings Ltd.	4,000	3,201
China Aoyuan Group Ltd.	31,000	36,356
China Automotive Systems, Inc.(1)	5,187	21,734

China BlueChemical Ltd., H Shares	568,000	179,285
China Bohai Bank Co. Ltd., H Shares	374,500	158,332
China Bright Culture Group(1)	89,000	11,468
China Cinda Asset Management Co. Ltd., H Shares	1,868,000	399,463
China CITIC Bank Corp. Ltd., H Shares	1,255,000	685,982
China Coal Energy Co. Ltd., H Shares	103,000	62,512
China Communications Services Corp. Ltd., H Shares	352,000	147,859
China Conch Venture Holdings Ltd.	178,500	821,930
China Construction Bank Corp., H Shares	9,432,000	7,771,276
China Datang Corp. Renewable Power Co. Ltd., H Shares	593,000	132,192
China Dongxiang Group Co. Ltd.	736,000	92,931
China East Education Holdings Ltd.(1)	90,500	195,999
China Eastern Airlines Corp. Ltd., H Shares	116,000	54,569
China Education Group Holdings Ltd.	121,000	305,659
China Energy Development Holdings Ltd.(1)	4,000	47
China Everbright Bank Co. Ltd., H Shares	508,000	216,739
China Everbright Environment Group Ltd.	983,000	586,255
China Everbright Greentech Ltd.(2)	198,000	76,784
China Everbright Ltd.	196,000	247,029
China Everbright Water Ltd.	126,000	24,187
China Everbright Water Ltd.(Singapore)(2)	138,500	27,176
China Evergrande Group	221,000	344,392
China Feihe Ltd.	288,000	784,655
China Foods Ltd.	232,000	95,067
China Galaxy Securities Co. Ltd., H Shares	732,000	462,090
China Gas Holdings Ltd.	56,200	213,747
China Glass Holdings Ltd.(1)	240,000	36,193
China Grand Pharmaceutical and Healthcare Holdings Ltd., Class A(2)	261,500	269,638
China Hanking Holdings Ltd.	175,000	32,048
China Harmony Auto Holding Ltd.	269,500	124,463
China High Speed Transmission Equipment Group Co. Ltd.(1)	53,000	34,625
China Hongqiao Group Ltd.	425,000	685,525
China Huarong Asset Management Co. Ltd., H Shares	2,119,000	279,861
China Index Holdings Ltd., ADR(1)(2)	1,125	2,104
China International Capital Corp. Ltd., H Shares(2)	285,600	839,474
China Isotope & Radiation Corp.(2)	7,800	29,655
China Kepei Education Group Ltd.	130,000	100,232
China Lesso Group Holdings Ltd.	288,000	729,748
China Life Insurance Co. Ltd., ADR(2)	113,251	1,211,786
China Lilang Ltd.	164,000	104,603
China Literature Ltd.(1)(2)	56,400	598,449
China Logistics Property Holdings Co. Ltd.(1)	99,000	54,081
China Longyuan Power Group Corp. Ltd., H Shares	1,053,000	1,513,329
China Machinery Engineering Corp., H Shares	373,000	166,838
China Maple Leaf Educational Systems Ltd.(1)(2)	430,000	90,399
China Medical System Holdings Ltd.	477,000	1,190,675
China Meidong Auto Holdings Ltd.	100,000	533,168
China Mengniu Dairy Co. Ltd.(1)	354,000	2,095,307
China Merchants Bank Co. Ltd., H Shares	404,000	3,737,818
China Merchants Land Ltd.(1)	148,000	21,353
China Merchants Port Holdings Co. Ltd.	299,545	494,788
China Minsheng Banking Corp. Ltd., H Shares(2)	708,500	376,966
China Modern Dairy Holdings Ltd.(1)(2)	927,000	238,902
China Molybdenum Co. Ltd., H Shares	345,000	231,156
China National Building Material Co. Ltd., H Shares	828,000	1,096,498

China New Higher Education Group Ltd.	299,000	226,663
China Oil & Gas Group Ltd.(1)	280,000	15,165
China Oriental Group Co. Ltd.	264,000	86,556
China Pacific Insurance Group Co. Ltd., H Shares	399,400	1,518,171
China Petroleum & Chemical Corp., ADR(2)	18,175	981,450
China Pioneer Pharma Holdings Ltd.	123,000	15,066
China Power International Development Ltd.	1,426,000	358,363
China Railway Group Ltd., H Shares	855,000	451,336
China Railway Signal & Communication Corp. Ltd., H Shares	141,000	57,203
China Rare Earth Holdings Ltd.(1)	430,000	51,497
China Reinsurance Group Corp., H Shares	302,000	33,062
China Renaissance Holdings Ltd.	56,200	151,912
China Resources Beer Holdings Co. Ltd.	144,000	1,277,505
China Resources Cement Holdings Ltd.	486,000	516,017
China Resources Gas Group Ltd.	116,000	719,271
China Resources Land Ltd.	470,000	2,220,709
China Resources Medical Holdings Co. Ltd.	265,500	268,559
China Resources Pharmaceutical Group Ltd.	426,000	302,843
China Resources Power Holdings Co. Ltd.	356,000	459,603
China Sanjiang Fine Chemicals Co. Ltd.	123,000	51,666
China SCE Group Holdings Ltd.	265,000	120,480
China Shengmu Organic Milk Ltd.(1)	205,000	16,115
China Shenhua Energy Co. Ltd., H Shares	441,000	973,772
China Shineway Pharmaceutical Group Ltd.(2)	38,000	39,637
China Shuifa Singyes Energy Holdings Ltd.(1)	170,000	22,994
China Silver Group Ltd.(1)	194,000	24,707
China South City Holdings Ltd.	742,000	82,214
China Southern Airlines Co. Ltd., H Shares(1)	148,000	105,263
China Sunshine Paper Holdings Co. Ltd.(1)	221,500	52,808
China Suntien Green Energy Corp. Ltd., H Shares	627,000	262,521
China Taiping Insurance Holdings Co. Ltd.	394,200	736,146
China Tian Lun Gas Holdings Ltd.	69,000	72,772
China Tobacco International HK Co. Ltd.(2)	33,000	76,046
China Tower Corp. Ltd., H Shares	4,136,000	565,083
China Traditional Chinese Medicine Holdings Co. Ltd.	740,000	475,701
China Travel International Investment Hong Kong Ltd.(1)	278,000	46,216
China Vanke Co. Ltd., H Shares	252,300	869,863
China Vast Industrial Urban Development Co. Ltd.	5,000	1,900
China Water Affairs Group Ltd.	154,000	120,083
China Wood Optimization Holding Ltd.(1)	8,000	928
China Xinhua Education Group Ltd.	56,000	16,446
China XLX Fertiliser Ltd.	78,000	34,727
China Yongda Automobiles Services Holdings Ltd.	298,000	525,625
China Yuchai International Ltd.	4,954	79,165
China Yuhua Education Corp. Ltd.(2)	194,000	194,548
China ZhengTong Auto Services Holdings Ltd.(1)(2)	29,000	2,245
China Zhongwang Holdings Ltd.(1)(2)	264,800	66,803
Chongqing Rural Commercial Bank Co. Ltd., H Shares	609,000	280,708
CIFI Holdings Group Co. Ltd.	415,631	362,193
CIMC Enric Holdings Ltd.	120,000	109,752
CIMC Vehicles Group Co. Ltd., Class H	20,000	17,153
CITIC Ltd.	454,000	533,715
CITIC Securities Co. Ltd., H Shares	294,500	814,313
COFCO Joycome Foods Ltd.	339,000	154,158
Cogobuy Group(1)	198,000	55,889

Colour Life Services Group Co. Ltd.(1)(2)	43,000	18,889
Concord New Energy Group Ltd.	2,120,000	144,617
Consun Pharmaceutical Group Ltd.	68,000	49,497
Coolpad Group Ltd.(1)	1,644,000	75,258
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	136,000	63,441
COSCO SHIPPING Holdings Co. Ltd., Class H(1)	537,000	1,121,798
COSCO SHIPPING International Hong Kong Co. Ltd.	86,000	30,039
COSCO SHIPPING Ports Ltd.	300,621	244,437
Country Garden Holdings Co. Ltd.	725,966	925,525
Country Garden Services Holdings Co. Ltd.	192,000	1,948,261
CPMC Holdings Ltd.	165,000	99,068
CSPC Pharmaceutical Group Ltd.	2,271,760	3,416,304
CStone Pharmaceuticals(1)	35,000	57,461
DaFa Properties Group Ltd.	31,000	24,806
Dali Foods Group Co. Ltd.	468,000	297,316
Daqo New Energy Corp., ADR(1)	16,552	1,231,138
Datang International Power Generation Co. Ltd., H Shares	184,000	29,639
Dawnrays Pharmaceutical Holdings Ltd.	55,000	13,164
Dexin China Holdings Co. Ltd.(1)	50,000	19,946
Differ Group Holding Co. Ltd.(1)(2)	546,000	149,258
Digital China Holdings Ltd.(2)	182,000	123,650
Dongfeng Motor Group Co. Ltd., Class H	566,000	537,853
Dongyue Group Ltd.	422,000	321,499
DouYu International Holdings Ltd., ADR(1)	2,425	19,157
Duiba Group Ltd.(1)	119,600	30,336
Dynagreen Environmental Protection Group Co. Ltd., H Shares	40,000	18,436
E-House China Enterprise Holdings Ltd.(2)	40,800	42,070
Edvantage Group Holdings Ltd.	88,000	92,805
ENN Energy Holdings Ltd.	62,800	1,154,482
Essex Bio-technology Ltd.	62,000	42,390
Ever Sunshine Lifestyle Services Group Ltd.	122,000	337,710
Fanhua, Inc., ADR(2)	5,056	67,194
Fantasia Holdings Group Co. Ltd.	343,500	46,009
FIH Mobile Ltd.(1)(2)	804,000	122,153
FinVolution Group, ADR(2)	46,895	352,650
First Tractor Co. Ltd., H Shares(1)(2)	74,000	39,773
Fosun International Ltd.	429,000	692,403
Fountain SET Holdings Ltd.	36,000	6,543
Fu Shou Yuan International Group Ltd.	145,000	155,549
Fufeng Group Ltd.(1)	561,000	185,699
Fusen Pharmaceutical Co. Ltd.	46,000	20,395
Fuyao Glass Industry Group Co. Ltd., H Shares	91,200	573,225
GCL-Poly Energy Holdings Ltd.(1)	3,342,000	598,562
GDS Holdings Ltd., ADR(1)	9,189	691,197
Geely Automobile Holdings Ltd.	902,000	2,284,045
Gemdale Properties & Investment Corp. Ltd.	1,506,000	221,272
Genertec Universal Medical Group Co. Ltd.	271,500	245,234
GF Securities Co. Ltd., H Shares	153,600	221,609
Global Bio-Chem Technology Group Co. Ltd.(1)	40,000	1,442
Global Cord Blood Corp.(1)(2)	14,302	87,242
Glorious Property Holdings Ltd.(1)	143,000	4,633
Glory Sun Financial Group Ltd.(1)	324,000	10,023
Goodbaby International Holdings Ltd.(1)	338,000	83,110
Grand Baoxin Auto Group Ltd.(1)	30,000	2,516
Great Wall Motor Co. Ltd., H Shares	533,000	1,478,755

Greatview Aseptic Packaging Co. Ltd.	139,000	67,483
Greenland Hong Kong Holdings Ltd.	137,000	46,757
Greentown China Holdings Ltd.(2)	105,000	119,980
Greentown Management Holdings Co. Ltd.(1)	135,000	92,322
GSX Techedu, Inc., ADR(1)(2)	8,369	155,161
Guangdong Investment Ltd.	312,000	464,953
Guangzhou Automobile Group Co. Ltd., H Shares	290,000	250,806
Guangzhou R&F Properties Co. Ltd., H Shares	537,200	725,213
Guorui Properties Ltd.	17,000	657
Guotai Junan Securities Co. Ltd., H Shares	69,200	104,162
Haidilao International Holding Ltd.(2)	70,000	396,176
Haier Smart Home Co. Ltd., H Shares(1)	317,400	1,334,133
Hainan Meilan International Airport Co. Ltd., H Shares(1)	37,000	157,521
Haitian International Holdings Ltd.	166,000	600,569
Haitong Securities Co. Ltd., H Shares	280,400	268,373
Hangzhou Tigermed Consulting Co. Ltd., H Shares	6,900	137,362
Hansoh Pharmaceutical Group Co. Ltd.(1)	102,000	434,829
Harbin Electric Co. Ltd., H Shares(1)	94,000	26,522
HC Group, Inc.(1)	7,500	976
Hebei Construction Group Corp. Ltd., H Shares	68,000	24,553
Hengan International Group Co. Ltd.	167,500	1,129,324
HengTen Networks Group Ltd.(1)(2)	42,800	43,332
Hi Sun Technology China Ltd.(1)	363,000	68,242
Hisense Home Appliances Group Co. Ltd., H Shares	89,000	133,786
Hollysys Automation Technologies Ltd.	16,908	228,258
Homeland Interactive Technology Ltd.	102,000	68,473
Honghua Group Ltd.(1)	155,000	5,190
Honworld Group Ltd.	7,500	2,967
Hope Education Group Co. Ltd.(2)	880,000	260,774
Hopson Development Holdings Ltd.	88,000	426,728
Hua Hong Semiconductor Ltd.(1)(2)	45,000	244,146
Huabao International Holdings Ltd.(2)	170,000	264,571
Huadian Power International Corp. Ltd., H Shares	132,000	40,652
Huaneng Power International, Inc., H Shares	418,000	148,737
Huatai Securities Co. Ltd., H Shares	237,600	367,584
Huaxi Holdings Co. Ltd.	14,000	5,178
Huazhong In-Vehicle Holdings Co. Ltd.(2)	158,000	38,669
Huazhu Group Ltd., ADR(1)	16,845	963,029
Huijing Holdings Co. Ltd.(1)(2)	258,000	64,828
iDreamSky Technology Holdings Ltd.(1)	73,600	39,631
IMAX China Holding, Inc.	32,000	52,601
Industrial & Commercial Bank of China Ltd., H Shares	5,156,000	3,384,963
Inke Ltd.(1)(2)	296,000	86,179
Innovent Biologics, Inc.(1)	20,000	230,596
International Alliance Financial Leasing Co. Ltd.(1)	30,000	9,579
iQIYI, Inc., ADR(1)	5,272	75,179
IVD Medical Holding Ltd.	3,000	1,196
JD Health International, Inc.(1)(2)	10,000	136,937
JD.com, Inc., ADR(1)	61,343	4,535,701
JH Educational Technology, Inc.(1)	102,000	66,124
Jiangsu Expressway Co. Ltd., H Shares	286,000	344,011
Jiangxi Copper Co. Ltd., H Shares	105,000	245,516
Jiayuan International Group Ltd.	60,000	30,534
Jinchuan Group International Resources Co. Ltd.	537,000	83,608
Jingrui Holdings Ltd.	30,000	8,760

JinkoSolar Holding Co. Ltd., ADR(1)(2)	10,317	377,705
Jinxin Fertility Group Ltd.	394,000	966,005
JNBY Design Ltd.	83,000	154,984
JOYY, Inc., ADR	7,425	571,354
Kaisa Group Holdings Ltd.(1)	416,000	190,895
Kaisa Prosperity Holdings Ltd.	20,000	71,934
Kandi Technologies Group, Inc.(1)(2)	8,347	45,408
Kangji Medical Holdings Ltd.	50,000	82,905
Kasen International Holdings Ltd.(1)	147,000	14,391
KE Holdings, Inc., ADR(1)	2,610	135,433
Kingboard Holdings Ltd.	96,000	530,615
Kingboard Laminates Holdings Ltd.	332,000	718,060
Kingdee International Software Group Co. Ltd.(1)	165,000	627,000
Kingsoft Cloud Holdings Ltd., ADR(1)	6,742	263,343
Kingsoft Corp. Ltd.	121,000	817,156
Kintor Pharmaceutical Ltd.(1)	10,000	87,979
Koolearn Technology Holding Ltd.(1)(2)	6,000	9,736
Kuaishou Technology(1)	6,300	162,870
Kunlun Energy Co. Ltd.	632,000	717,570
KWG Group Holdings Ltd.	270,000	411,275
KWG Living Group Holdings Ltd.(1)	192,249	194,671
Lee & Man Paper Manufacturing Ltd.	366,000	332,129
Lee's Pharmaceutical Holdings Ltd.(2)	73,500	45,181
Lenovo Group Ltd.	1,022,000	1,232,418
Leoch International Technology Ltd.	124,000	12,154
LexinFintech Holdings Ltd., ADR(1)	19,696	180,021
Li Auto, Inc., ADR(1)(2)	22,688	528,630
Li Ning Co. Ltd.	440,500	4,049,869
Lifetech Scientific Corp.(1)	528,000	326,737
Logan Group Co. Ltd.	207,000	331,740
Longfor Group Holdings Ltd.	222,500	1,303,976
Lonking Holdings Ltd.	736,000	267,344
Lufax Holding Ltd., ADR(1)	21,964	267,741
Luye Pharma Group Ltd.(2)	553,000	374,511
LVGEM China Real Estate Investment Co. Ltd.	84,000	23,051
Maanshan Iron & Steel Co. Ltd., H Shares(2)	60,000	29,284
Maoyan Entertainment(1)(2)	46,000	80,251
Maoye International Holdings Ltd.(1)	77,000	3,318
Meitu, Inc.(1)	403,500	99,755
Meituan, Class B(1)	114,500	4,013,187
Metallurgical Corp. of China Ltd., H Shares	198,000	48,187
Midea Real Estate Holding Ltd.	61,800	147,790
Minsheng Education Group Co. Ltd.	254,000	42,478
MMG Ltd.(1)	372,000	226,147
Momo, Inc., ADR	45,895	643,907
Mulsanne Group Holding Ltd.(1)(2)	87,500	66,926
Nam Tai Property, Inc.(1)(2)	3,469	94,287
NetDragon Websoft Holdings Ltd.	74,500	214,919
NetEase, Inc., ADR	56,677	6,683,919
New China Life Insurance Co. Ltd., H Shares	142,300	535,454
New Oriental Education & Technology Group, Inc., ADR(1)	139,296	1,424,998
Nexteer Automotive Group Ltd.	268,000	337,559
Nine Dragons Paper Holdings Ltd.	486,000	767,166
NIO, Inc., ADR(1)	43,062	1,663,054
NiSun International Enterprise Development Group Co. Ltd.(1)(2)	2,765	34,894

Niu Technologies, ADR(1)(2)	6,770	225,576
Noah Holdings Ltd., ADR(1)	10,905	497,050
Nongfu Spring Co. Ltd., H Shares(1)(2)	25,000	144,004
OneSmart International Education Group Ltd., ADR(1)(2)	513	744
Pacific Online Ltd.	37,000	8,869
PAX Global Technology Ltd.	490,000	612,311
People's Insurance Co. Group of China Ltd. (The), H Shares	805,000	298,732
Perennial Energy Holdings Ltd.(2)	200,000	123,820
PetroChina Co. Ltd., ADR(2)	26,689	1,100,921
PICC Property & Casualty Co. Ltd., H Shares	1,262,000	1,231,806
Pinduoduo, Inc., ADR(1)	13,816	1,725,342
Ping An Healthcare and Technology Co. Ltd.(1)(2)	51,800	594,557
Ping An Insurance Group Co. of China Ltd., H Shares	580,282	6,338,519
Poly Property Group Co. Ltd.	209,000	59,751
Poly Property Services Co. Ltd.	13,800	110,769
Postal Savings Bank of China Co. Ltd., H Shares	1,369,000	983,102
Pou Sheng International Holdings Ltd.(1)	171,000	42,925
Powerlong Commercial Management Holdings Ltd.	54,000	204,612
Powerlong Real Estate Holdings Ltd.	192,000	186,841
Prinx Chengshan Cayman Holding Ltd.	12,500	14,221
PW Medtech Group Ltd.	29,000	3,624
Q Technology Group Co. Ltd.(2)	135,000	231,343
Qeeka Home Cayman, Inc.	6,000	1,432
Qudian, Inc., ADR(1)(2)	43,957	90,991
Redco Properties Group Ltd.(2)	44,000	15,089
Redsun Properties Group Ltd.	312,000	108,183
RISE Education Cayman Ltd., ADR(1)(2)	522	1,822
Road King Infrastructure Ltd.	27,000	35,711
Ronshine China Holdings Ltd.(1)	82,000	56,967
Sany Heavy Equipment International Holdings Co. Ltd.(2)	295,000	329,273
Scholar Education Group	17,000	11,824
Seazen Group Ltd.(1)	602,000	682,546
Secoo Holding Ltd., ADR(1)(2)	9,058	22,917
Shandong Gold Mining Co. Ltd., H Shares(2)	53,750	116,735
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	504,000	1,047,834
Shanghai Electric Group Co. Ltd., H Shares(1)	208,000	67,771
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares(2)	17,500	144,291
Shanghai Fudan Microelectronics Group Co. Ltd., H Shares(1)	60,000	100,153
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., H Shares(2)	31,000	20,368
Shanghai Industrial Holdings Ltd.	127,000	201,323
Shanghai Industrial Urban Development Group Ltd.	403,600	40,006
Shanghai Jin Jiang Capital Co. Ltd., H Shares	10,000	2,423
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	185,300	405,066
Sheng Ye Capital Ltd.	48,000	43,972
Shenzhen Expressway Co. Ltd., H Shares	102,000	102,925
Shenzhen International Holdings Ltd.	126,000	191,991
Shenzhen Investment Ltd.	1,092,000	390,752
Shenzhou International Group Holdings Ltd.	112,100	2,955,002
Shimao Group Holdings Ltd.	195,500	560,903
Shoucheng Holdings Ltd.(2)	232,800	54,016
Shougang Fushan Resources Group Ltd.	521,249	140,213
Shui On Land Ltd.	1,345,000	226,992
Sichuan Languang Justbon Services Group Co. Ltd., H Shares	24,700	164,523
Sihuan Pharmaceutical Holdings Group Ltd.(2)	499,000	220,734
Silver Grant International Holdings Group Ltd.(1)	34,000	2,936

Sino Biopharmaceutical Ltd.	2,255,500	2,499,837
Sino-Ocean Group Holding Ltd.	1,102,500	234,175
Sinolink Worldwide Holdings Ltd.(1)	270,000	9,902
Sinopec Engineering Group Co. Ltd., H Shares	120,500	76,232
Sinopec Kantons Holdings Ltd.	216,000	86,261
Sinopec Shanghai Petrochemical Co. Ltd., ADR(2)	3,184	81,001
Sinopharm Group Co. Ltd., H Shares	148,000	493,647
Sinotrans Ltd., H Shares	138,000	65,425
Sinotruk Hong Kong Ltd.	173,500	416,093
Skyfame Realty Holdings Ltd.	158,000	19,950
Skyworth Group Ltd.(1)	236,924	67,510
So-Young International, Inc., ADR(1)(2)	2,142	20,992
Sogou, Inc., ADR(1)(2)	6,261	52,780
SOHO China Ltd.(1)	510,500	156,497
Sohu.com Ltd., ADR(1)	8,310	146,505
South Manganese Investment Ltd.(1)	400,000	27,313
SSY Group Ltd.	520,000	346,315
Sun King Technology Group Ltd.	382,000	128,972
Sunac China Holdings Ltd.	576,000	2,118,148
Sunac Services Holdings Ltd.(1)	3,120	9,322
Sunny Optical Technology Group Co. Ltd.	104,300	2,657,919
Sunpower Group Ltd.	94,200	67,290
Suoxinda Holdings Ltd.(1)	28,000	24,245
TAL Education Group, ADR(1)	30,918	1,235,792
TCL Electronics Holdings Ltd.(1)	255,000	170,795
Tencent Holdings Ltd.	305,000	23,845,173
Tencent Music Entertainment Group, ADR(1)	17,751	279,401
Tian Ge Interactive Holdings Ltd.(1)	9,000	1,624
Tiangong International Co. Ltd.(2)	292,000	131,589
Tianjin Development Holdings Ltd.	6,000	1,299
Tianjin Port Development Holdings Ltd.	60,000	5,259
Tianli Education International Holdings Ltd.(1)	497,000	259,649
Tianneng Power International Ltd.(2)	324,000	583,753
Tianyun International Holdings Ltd.	84,000	19,383
Tibet Water Resources Ltd.(1)	19,000	1,983
Times China Holdings Ltd.	75,000	104,138
Times Neighborhood Holdings Ltd.	11,538	8,848
Tingyi Cayman Islands Holding Corp.	536,000	1,019,329
Tong Ren Tang Technologies Co. Ltd., H Shares	163,000	171,973
Tongcheng-Elong Holdings Ltd.(1)	107,600	289,375
Tongda Group Holdings Ltd.(1)	990,000	77,855
Tongdao Liepin Group(1)	7,000	20,569
Topsports International Holdings Ltd.	269,000	416,336
Towngas China Co. Ltd.(1)	212,000	142,358
TravelSky Technology Ltd., H Shares	95,000	205,192
Trigiant Group Ltd.(1)	28,000	2,707
Trip.com Group Ltd., ADR(1)	41,771	1,748,116
Tsaker Chemical Group Ltd.	15,000	2,648
Tsingtao Brewery Co. Ltd., H Shares	84,000	892,405
Uni-President China Holdings Ltd.	456,000	497,854
United Strength Power Holdings Ltd.	21,000	22,448
V1 Group Ltd.(1)	902,000	79,007
Vinda International Holdings Ltd.(2)	113,000	355,894
Viomi Technology Co. Ltd., ADR(1)(2)	5,721	46,626
Vipshop Holdings Ltd., ADR(1)	121,208	2,803,541

Want Want China Holdings Ltd.	1,359,000	1,008,663
Weibo Corp., ADR(1)(2)	8,898	452,374
Weichai Power Co. Ltd., H Shares	434,000	1,005,847
Weiqiao Textile Co., H Shares	80,000	21,123
West China Cement Ltd.	656,000	112,446
Wharf Holdings Ltd. (The)	364,000	1,254,210
Wisdom Education International Holdings Co. Ltd.(2)	296,000	94,184
Wison Engineering Services Co. Ltd.	19,000	955
Wuling Motors Holdings Ltd.(2)	350,000	83,423
WuXi AppTec Co. Ltd., H Shares(2)	17,304	357,954
Wuxi Biologics Cayman, Inc.(1)	106,000	1,573,165
X Financial, ADR(1)	464	2,417
XD, Inc.(1)(2)	97,400	759,588
Xiabuxiabu Catering Management China Holdings Co. Ltd.(1)	93,500	110,719
Xin Point Holdings Ltd.	57,000	25,681
Xingda International Holdings Ltd.	154,482	40,769
Xinhua Winshare Publishing and Media Co. Ltd., H Shares	146,000	106,733
Xinjiang Goldwind Science & Technology Co. Ltd., H Shares(2)	332,600	555,783
Xinyi Energy Holdings Ltd.(2)	432,000	209,276
Xinyi Solar Holdings Ltd.	858,976	1,525,598
Xinyuan Real Estate Co. Ltd., ADR	4,488	10,502
XPeng, Inc., ADR(1)	4,048	130,062
XTEP International Holdings Ltd.	456,000	501,317
Xunlei Ltd., ADR(1)(2)	5,199	25,215
Yadea Group Holdings Ltd.	384,000	837,821
Yanzhou Coal Mining Co. Ltd., H Shares	502,000	639,210
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., H Shares(2)	71,000	67,786
Yihai International Holding Ltd.(1)	55,000	434,604
YuanShengTai Dairy Farm Ltd.(1)	252,000	19,170
Yuexiu Property Co. Ltd.	1,310,000	323,938
Yuexiu Transport Infrastructure Ltd.	310,000	191,007
Yum China Holdings, Inc.	64,959	4,393,827
Yuzhou Group Holdings Co. Ltd.	229,661	67,704
Zengame Technology Holding Ltd.	150,000	25,340
Zepp Health Corp., ADR(1)(2)	6,661	66,543
Zhaojin Mining Industry Co. Ltd., H Shares	445,500	462,519
Zhejiang Expressway Co. Ltd., H Shares	410,000	362,313
Zhengzhou Coal Mining Machinery Group Co. Ltd., H Shares(2)	73,200	84,787
Zhenro Properties Group Ltd.	472,000	303,467
Zhenro Services Group Ltd.(1)	93,000	64,019
Zhong An Group Ltd.	415,000	20,296
ZhongAn Online P&C Insurance Co. Ltd., H Shares(1)(2)	3,000	14,949
Zhongliang Holdings Group Co. Ltd.	225,500	143,719
Zhongsheng Group Holdings Ltd.	125,000	1,039,665
Zhongyu Gas Holdings Ltd.	28,000	24,541
Zhou Hei Ya International Holdings Co. Ltd.(1)(2)	144,000	183,759
Zhuguang Holdings Group Co. Ltd.(1)	616,000	201,557
Zhuhai Holdings Investment Group Ltd.(1)	102,000	40,165
Zijin Mining Group Co. Ltd., H Shares	912,000	1,411,415
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	143,600	178,540
ZTO Express Cayman, Inc., ADR	58,692	1,883,426
		255,747,388
Colombia — 0.2%
Banco Davivienda SA, Preference Shares	24,226	188,817
Bancolombia SA	16,219	119,412

Bancolombia SA, ADR	7,132	214,103
Cementos Argos SA	18,987	26,012
Corp. Financiera Colombiana SA(1)	21,338	164,466
Ecopetrol SA, ADR(2)	20,170	240,830
Empresa de Telecomunicaciones de Bogota(1)	18,600	1,043
Grupo Argos SA	35,212	97,526
Grupo Aval Acciones y Valores SA, Preference Shares	27,076	7,784
Interconexion Electrica SA ESP	44,099	245,589
		1,305,582
Czech Republic — 0.1%
CEZ AS	12,339	368,689
Komercni banka AS(1)	7,193	264,992
Moneta Money Bank AS(1)	74,892	280,061
		913,742
Egypt — 0.1%
Commercial International Bank Egypt S.A.E., GDR(1)	122,779	426,892
Greece — 0.3%
Alpha Services and Holdings SA(1)	254,833	334,404
Athens Water Supply & Sewage Co. SA	846	8,850
Ellaktor SA(1)	31,087	53,518
Eurobank Ergasias Services and Holdings SA(1)	137,594	128,885
Fourlis Holdings SA(1)	2,838	14,981
GEK Terna Holding Real Estate Construction SA(1)	10,321	120,059
Hellenic Exchanges - Athens Stock Exchange SA	8,827	45,139
Hellenic Petroleum SA	8,768	66,262
Hellenic Telecommunications Organization SA	11,745	209,320
Holding Co. ADMIE IPTO SA	6,638	21,683
Intracom Holdings SA(1)	19,243	34,013
JUMBO SA	3,326	63,984
LAMDA Development SA(1)	2,477	21,807
Motor Oil Hellas Corinth Refineries SA	12,318	201,875
Mytilineos SA	7,510	139,412
National Bank of Greece SA(1)	70,141	211,402
Piraeus Financial Holdings SA(1)	15,295	27,881
Public Power Corp. SA(1)	12,528	137,570
Terna Energy SA	4,744	68,279
Titan Cement International SA(1)	9,209	196,668
Viohalco SA	20,185	113,777
		2,219,769
Hong Kong†
Beijing Gas Blue Sky Holdings Ltd.(1)	88,000	1,315
Hungary — 0.2%
Magyar Telekom Telecommunications plc	72,123	102,796
MOL Hungarian Oil & Gas plc(1)	67,992	546,120
OTP Bank Nyrt(1)	14,331	786,652
Richter Gedeon Nyrt	11,342	316,583
		1,752,151
India — 11.5%
Aarti Drugs Ltd.	4,184	41,754
Aarti Industries Ltd.	15,895	364,010
ACC Ltd.	13,869	379,665
Action Construction Equipment Ltd.(1)	9,606	22,272
Adani Enterprises Ltd.(1)	21,517	386,477
Adani Green Energy Ltd.(1)	9,980	170,398
Adani Ports & Special Economic Zone Ltd.(1)	47,885	512,565

Adani Power Ltd.(1)	51,167	64,875
Adani Total Gas Ltd.(1)	25,719	475,624
Adani Transmission Ltd.(1)	6,391	127,282
Aditya Birla Capital Ltd.(1)	96,650	164,354
Aditya Birla Fashion and Retail Ltd.(1)	907	2,389
Advanced Enzyme Technologies Ltd.	16,916	106,669
Aegis Logistics Ltd.	7,395	34,648
AIA Engineering Ltd.(1)	1,823	49,106
Ajanta Pharma Ltd.	1,683	45,723
Akzo Nobel India Ltd.	1,400	44,024
Alkyl Amines Chemicals	2,515	131,650
Alok Industries Ltd.(1)	45,160	12,973
Amara Raja Batteries Ltd.	22,319	229,014
Ambuja Cements Ltd.	83,489	374,925
Anant Raj Ltd.	26,202	20,953
Apar Industries Ltd.(1)	4,172	33,568
APL Apollo Tubes Ltd.(1)	12,697	227,119
Apollo Hospitals Enterprise Ltd.	9,727	422,362
Apollo Tyres Ltd.(1)	96,983	298,823
Arvind Ltd.(1)	69,703	74,489
Ashok Leyland Ltd.(1)	49,812	85,543
Ashoka Buildcon Ltd.(1)	22,363	28,708
Asian Paints Ltd.	13,246	537,314
Astec Lifesciences Ltd.	1,514	28,666
Aster DM Healthcare Ltd.(1)	18,850	38,373
Astral Ltd.	6,202	160,950
AstraZeneca Pharma India Ltd.	328	17,103
Atul Ltd.(1)	2,445	286,903
AU Small Finance Bank Ltd.(1)	5,108	70,071
Aurobindo Pharma Ltd.	45,768	645,304
Avanti Feeds Ltd.	2,467	19,623
Avenue Supermarts Ltd.(1)	3,703	154,379
Axis Bank Ltd., GDR(1)	30,372	1,547,840
Bajaj Auto Ltd.(1)	5,739	332,378
Bajaj Consumer Care Ltd.	28,115	111,164
Bajaj Electricals Ltd.(1)	14,735	220,158
Bajaj Finance Ltd.(1)	9,316	720,020
Bajaj Finserv Ltd.(1)	2,147	346,588
Balkrishna Industries Ltd.	13,427	405,663
Balmer Lawrie & Co. Ltd.	12,135	22,742
Balrampur Chini Mills Ltd.	37,093	151,811
Bandhan Bank Ltd.(1)	91,146	380,953
BASF India Ltd.	1,600	52,180
Bata India Ltd.	10,582	225,551
Bayer CropScience Ltd.	784	57,066
BEML Ltd.	1,894	34,242
Berger Paints India Ltd.	12,928	143,046
Bhansali Engineering Polymers Ltd.	11,499	25,407
Bharat Forge Ltd.(1)	39,007	364,366
Bharat Heavy Electricals Ltd.(1)	200,198	198,408
Bharat Petroleum Corp. Ltd.	93,532	607,829
Bharti Airtel Ltd.	223,054	1,610,080
Biocon Ltd.(1)	16,407	86,476
Birla Corp. Ltd.	6,414	108,056
Birlasoft Ltd.	24,915	110,475

Blue Dart Express Ltd.(1)	859	72,203
Blue Star Ltd.(1)	12,196	139,058
Bombay Burmah Trading Co.	4,360	77,188
Bombay Dyeing & Manufacturing Co. Ltd.	1,774	1,950
Borosil Renewables Ltd.(1)	10,770	40,551
Bosch Ltd.	489	101,833
Brigade Enterprises Ltd.(1)	31,685	115,787
Britannia Industries Ltd.	4,185	197,603
BSE Ltd.	2,857	36,923
Can Fin Homes Ltd.	3,056	22,369
Canara Bank(1)	28,501	63,609
Capri Global Capital Ltd.	7,072	45,160
Carborundum Universal Ltd.	26,856	222,990
Care Ratings Ltd.	5,326	42,237
Castrol India Ltd.	90,709	168,453
CCL Products India Ltd.	7,908	39,771
Ceat Ltd.(1)	7,793	141,772
Central Depository Services India Ltd.	5,186	69,475
Century Plyboards India Ltd.(1)	16,960	96,121
Century Textiles & Industries Ltd.	6,905	47,745
Cera Sanitaryware Ltd.(1)	526	28,982
CESC Ltd.	8,285	76,232
Chambal Fertilizers and Chemicals Ltd.	42,787	167,678
Cholamandalam Investment and Finance Co. Ltd.	60,784	455,684
Cipla Ltd.(1)	44,305	570,951
City Union Bank Ltd.(1)	46,646	111,733
Coal India Ltd.	197,227	399,536
Cochin Shipyard Ltd.	8,053	42,151
Coforge Ltd.	1,543	75,387
Colgate-Palmolive India Ltd.	12,277	289,777
Confidence Petroleum India Ltd.	38,839	33,124
Container Corp. of India Ltd.	66,818	614,939
Coromandel International Ltd.	17,964	200,959
Cosmo Films Ltd.	3,874	42,850
CreditAccess Grameen Ltd.(1)	11,329	101,063
Crompton Greaves Consumer Electricals Ltd.	34,183	185,637
Cummins India Ltd.	28,128	306,859
Cyient Ltd.(1)	23,605	265,966
Dabur India Ltd.	18,558	135,795
Dalmia Bharat Ltd.(1)	13,653	334,298
DB Corp. Ltd.(1)	18,592	24,336
DCB Bank Ltd.(1)	31,272	44,874
DCM Shriram Ltd.	10,941	103,987
Deepak Fertilisers & Petrochemicals Corp. Ltd.	9,679	41,023
Deepak Nitrite Ltd.(1)	15,366	380,170
Delta Corp. Ltd.(1)	13,525	32,004
Dhani Services Ltd.(1)	27,615	65,448
Dilip Buildcon Ltd.	8,522	63,963
Dish TV India Ltd.(1)	278,858	61,128
Dishman Carbogen Amcis Ltd.(1)	9,405	27,049
Divi's Laboratories Ltd.(1)	3,874	220,198
Dixon Technologies India Ltd.(1)	4,584	252,492
DLF Ltd.	49,663	195,945
Dr Lal PathLabs Ltd.	2,233	86,370
Dr Reddy's Laboratories Ltd., ADR	15,258	1,088,963

Edelweiss Financial Services Ltd.	91,635	81,861
Eicher Motors Ltd.(1)	4,134	150,346
EID Parry India Ltd.(1)	26,234	150,327
EIH Ltd.(1)	18,936	28,819
Emami Ltd.	51,412	356,919
Endurance Technologies Ltd.(1)	7,032	144,586
Engineers India Ltd.	60,618	70,342
EPL Ltd.	19,512	61,175
Equitas Holdings Ltd.	33,232	42,339
Eris Lifesciences Ltd.	2,408	23,321
Escorts Ltd.	12,398	198,746
Eveready Industries India Ltd.(1)	4,878	20,860
Exide Industries Ltd.	102,045	270,012
FDC Ltd.(1)	7,760	35,899
Federal Bank Ltd.(1)	335,475	411,466
Fine Organic Industries Ltd.	789	32,667
Finolex Cables Ltd.	13,888	86,141
Force Motors Ltd.	1,685	29,028
Fortis Healthcare Ltd.(1)	38,403	121,814
Future Lifestyle Fashions Ltd.(1)	1,909	1,446
Future Retail Ltd.(1)	18,863	11,820
Gabriel India Ltd.	15,306	25,416
GAIL India Ltd.	81,365	171,598
Galaxy Surfactants Ltd.	1,670	68,444
Garden Reach Shipbuilders & Engineers Ltd.	8,836	22,167
Gateway Distriparks Ltd.	27,661	114,520
General Insurance Corp. of India(1)	33,073	87,969
GHCL Ltd.(1)	6,968	25,430
Glenmark Pharmaceuticals Ltd.	28,967	242,793
Globus Spirits Ltd.	4,823	22,471
GMR Infrastructure Ltd.(1)	9,481	3,418
Godawari Power and Ispat Ltd.	3,112	41,809
Godrej Agrovet Ltd.	886	6,759
Godrej Consumer Products Ltd.(1)	9,666	112,636
Godrej Properties Ltd.(1)	2,480	46,495
Granules India Ltd.	26,149	113,797
Graphite India Ltd.(1)	11,673	119,875
Grasim Industries Ltd.	30,107	608,269
Great Eastern Shipping Co. Ltd. (The)	25,325	144,734
Greaves Cotton Ltd.(1)	17,696	31,004
Greenply Industries Ltd.	23,408	65,428
Gujarat Ambuja Exports Ltd.(1)	12,938	29,610
Gujarat Fluorochemicals Ltd.(1)	3,948	44,546
Gujarat Gas Ltd.	11,012	77,555
Gujarat Mineral Development Corp. Ltd.	24,576	25,249
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	13,804	72,269
Gujarat Pipavav Port Ltd.	63,724	93,235
Gujarat State Fertilizers & Chemicals Ltd.	2,735	4,307
Gujarat State Petronet Ltd.	81,434	312,739
Havells India Ltd.	6,866	96,432
HCL Technologies Ltd.	97,428	1,266,156
HDFC Asset Management Co. Ltd.	5,194	212,687
HDFC Life Insurance Co. Ltd.(1)	19,430	179,241
HEG Ltd.(1)	3,143	94,139
HeidelbergCement India Ltd.	21,787	76,146

Hemisphere Properties India Ltd.(1)	23,316	42,531
Hero MotoCorp Ltd.	16,880	696,497
HFCL Ltd.(1)	185,580	115,960
Hikal Ltd.	9,706	55,473
HIL Ltd.	524	36,136
Himadri Speciality Chemical Ltd.	3,361	2,404
Himatsingka Seide Ltd.	11,317	27,275
Hindalco Industries Ltd.	201,338	1,075,453
Hindustan Copper Ltd.(1)	17,442	41,789
Hindustan Oil Exploration Co. Ltd.(1)	16,740	23,378
Hindustan Petroleum Corp. Ltd.	129,669	501,954
Hindustan Unilever Ltd.	41,316	1,322,865
Housing Development Finance Corp. Ltd.	59,058	2,067,950
HSIL Ltd.	10,646	34,487
ICICI Bank Ltd., ADR(1)	65,518	1,179,979
ICICI Lombard General Insurance Co. Ltd.	6,583	134,737
ICICI Prudential Life Insurance Co. Ltd.(1)	8,282	62,462
ICICI Securities Ltd.	6,739	55,018
IDFC First Bank Ltd.(1)	166,897	136,059
IDFC Ltd.(1)	269,813	210,712
IFB Industries Ltd.(1)	1,596	23,559
IIFL Finance Ltd.	41,715	146,530
India Cements Ltd. (The)	34,690	87,032
India Glycols Ltd.(1)	3,045	19,760
Indiabulls Housing Finance Ltd.	68,989	212,453
Indiabulls Real Estate Ltd.(1)	34,282	46,239
IndiaMart InterMesh Ltd.(1)	1,252	128,340
Indian Bank(1)	16,893	33,186
Indian Energy Exchange Ltd.	25,977	129,402
Indian Hotels Co. Ltd. (The)	61,944	113,663
Indian Oil Corp. Ltd.	281,178	425,927
Indian Overseas Bank(1)	35,971	8,345
Indo Count Industries Ltd.	24,311	48,359
Indraprastha Gas Ltd.	9,946	70,452
Indus Towers Ltd.	36,456	121,573
Infibeam Avenues Ltd.(1)	15,228	9,566
Info Edge India Ltd.(1)	5,368	330,228
Infosys Ltd., ADR	255,744	4,946,089
Inox Leisure Ltd.(1)	11,908	51,139
InterGlobe Aviation Ltd.(1)	8,303	203,572
IOL Chemicals and Pharmaceuticals Ltd.	5,687	52,296
Ipca Laboratories Ltd.	4,993	139,567
IRB Infrastructure Developers Ltd.	42,806	62,682
IRCON International Ltd.	5,615	3,740
IRCON International Ltd.	5,615	3,737
ITD Cementation India Ltd.	21,419	23,730
J Kumar Infraprojects Ltd.	11,890	28,985
Jain Irrigation Systems Ltd.(1)	72,937	22,348
Jaiprakash Associates Ltd.(1)	200,701	23,066
Jammu & Kashmir Bank Ltd. (The)(1)	48,816	19,310
Jamna Auto Industries Ltd.	7,525	8,609
JB Chemicals & Pharmaceuticals Ltd.	7,065	139,450
Jindal Poly Films Ltd.	3,378	39,854
Jindal Saw Ltd.	34,490	47,247
Jindal Stainless Hisar Ltd.(1)	15,931	38,653

Jindal Stainless Ltd.(1)	33,712	42,991
Jindal Steel & Power Ltd.(1)	81,094	442,993
JK Cement Ltd.(1)	6,078	235,244
JK Lakshmi Cement Ltd.(1)	16,171	119,897
JK Paper Ltd.(1)	14,211	29,786
JK Tyre & Industries Ltd.	96,052	168,197
JM Financial Ltd.	85,914	104,049
Johnson Controls-Hitachi Air Conditioning India Ltd.(1)	724	22,452
JSW Energy Ltd.	101,564	162,614
JSW Steel Ltd.	93,044	885,060
Jubilant Foodworks Ltd.(1)	6,613	284,487
Jubilant Ingrevia Ltd.(1)	11,999	80,151
Jubilant Pharmova Ltd.(1)	16,048	194,898
Just Dial Ltd.(1)	6,866	87,242
Kajaria Ceramics Ltd.	2,533	33,361
Kalpataru Power Transmission Ltd.	22,723	132,750
Karnataka Bank Ltd. (The)(1)	34,740	30,745
Karur Vysya Bank Ltd. (The)(1)	48,930	39,161
Kaveri Seed Co. Ltd.	1,806	18,661
KEC International Ltd.(1)	33,567	191,764
KEI Industries Ltd.	5,386	46,282
KNR Constructions Ltd.(1)	49,148	147,104
Kotak Mahindra Bank Ltd.(1)	8,486	210,626
KPIT Technologies Ltd.(1)	22,393	74,882
KPR Mill Ltd.	2,297	50,506
KRBL Ltd.(1)	10,359	30,646
L&T Finance Holdings Ltd.(1)	188,445	242,989
L&T Technology Services Ltd.	2,036	75,952
Larsen & Toubro Infotech Ltd.	4,400	238,501
Larsen & Toubro Ltd.	64,096	1,305,222
Laurus Labs Ltd.	26,166	188,277
LIC Housing Finance Ltd.	66,870	420,136
Linde India Ltd.	2,410	53,842
LT Foods Ltd.	26,546	27,133
Lupin Ltd.	15,362	256,131
Magma Fincorp Ltd.(1)	59,543	106,474
Mahanagar Gas Ltd.	14,676	237,851
Mahindra & Mahindra Financial Services Ltd.(1)	125,074	275,391
Mahindra & Mahindra Ltd.	102,604	1,196,110
Mahindra CIE Automotive Ltd.(1)	6,648	17,684
Manali Petrochemicals Ltd.	34,060	39,371
Manappuram Finance Ltd.	117,238	252,526
Marico Ltd.	58,689	381,465
Marksans Pharma Ltd.	72,230	73,653
Maruti Suzuki India Ltd.	3,270	314,193
Max Healthcare Institute Ltd.(1)	74,803	231,688
Mayur Uniquoters Ltd.	3,977	23,951
Meghmani Organics Ltd.(1)	22,470	43,272
Metropolis Healthcare Ltd.	4,219	146,925
Minda Corp. Ltd.	18,545	29,037
Mindtree Ltd.	8,930	290,033
MOIL Ltd.	5,683	13,534
Motherson Sumi Systems Ltd.(1)	145,108	470,261
Motilal Oswal Financial Services Ltd.	1,751	19,610
Mphasis Ltd.	12,139	324,261

MRF Ltd.	229	263,343
MSTC Ltd.	6,662	24,967
Multi Commodity Exchange of India Ltd.	5,459	116,716
Muthoot Finance Ltd.	20,015	349,567
Narayana Hrudayalaya Ltd.(1)	13,965	82,912
Natco Pharma Ltd.	10,012	146,860
National Aluminium Co. Ltd.	185,113	183,873
NBCC India Ltd.	116,526	78,541
NCC Ltd.	175,819	202,026
NESCO Ltd.(1)	4,459	34,346
Nestle India Ltd.	1,129	272,657
NIIT Ltd.	8,202	21,614
Nippon Life India Asset Management Ltd.	13,834	66,539
NOCIL Ltd.(1)	13,492	37,572
NTPC Ltd.	361,950	543,581
Oberoi Realty Ltd.(1)	12,286	99,316
Oil & Natural Gas Corp. Ltd.	376,597	583,569
Oil India Ltd.	67,412	123,613
Orient Cement Ltd.	46,236	91,116
Orient Electric Ltd.	17,474	72,817
Page Industries Ltd.	480	207,642
Persistent Systems Ltd.	15,516	530,804
Petronet LNG Ltd.	112,844	374,895
Pfizer Ltd.	380	26,911
Phillips Carbon Black Ltd.	19,105	58,947
PI Industries Ltd.	3,131	112,559
Pidilite Industries Ltd.(1)	8,748	248,588
Piramal Enterprises Ltd.	9,163	225,527
PNB Housing Finance Ltd.(1)	14,220	85,882
PNC Infratech Ltd.(1)	36,090	127,492
Poly Medicure Ltd.(1)	5,414	77,179
Polycab India Ltd.(1)	4,772	110,231
Polyplex Corp. Ltd.	1,767	27,346
Power Finance Corp. Ltd.	70,033	116,337
Power Grid Corp. of India Ltd.	249,166	774,750
Praj Industries Ltd.(1)	2,731	12,596
Prestige Estates Projects Ltd.(1)	34,844	130,809
Pricol Ltd.(1)	25,902	28,697
Prism Johnson Ltd.(1)	40,245	71,841
Procter & Gamble Health Ltd.	232	19,080
PSP Projects Ltd.(1)	3,816	21,056
PTC India Ltd.	106,321	131,061
PVR Ltd.(1)	5,058	90,704
Quess Corp. Ltd.	22,609	213,654
Radico Khaitan Ltd.	5,199	43,771
Rain Industries Ltd.	3,155	7,750
Rajesh Exports Ltd.	11,619	82,975
Rallis India Ltd.	11,751	50,413
Ramco Cements Ltd. (The)	10,426	138,146
Ramco Systems Ltd.(1)	2,763	21,484
Rashtriya Chemicals & Fertilizers Ltd.	21,873	24,908
Raymond Ltd.(1)	4,648	23,876
RBL Bank Ltd.(1)	59,163	176,164
REC Ltd.	237,326	478,090
Redington India Ltd.(1)	45,547	138,053

Relaxo Footwears Ltd.(1)	1,892	29,242
Reliance Industries Ltd., GDR	71,026	4,092,806
Repco Home Finance Ltd.	11,318	52,491
Rossari Biotech Ltd.(1)	2,357	40,185
Sanofi India Ltd.	1,115	118,727
Sarda Energy & Minerals Ltd.	3,480	24,934
SBI Life Insurance Co. Ltd.	10,377	139,803
Schaeffler India Ltd.	1,089	79,435
Sequent Scientific Ltd.(1)	4,729	17,605
SH Kelkar & Co. Ltd.	10,925	24,314
Sharda Cropchem Ltd.	5,203	24,609
Shilpa Medicare Ltd.(1)	4,361	31,014
Shipping Corp. of India Ltd.	30,482	48,898
Shree Cement Ltd.(1)	1,114	424,952
Shriram Transport Finance Co. Ltd.	45,359	908,889
Siemens Ltd.	8,514	239,179
Sobha Ltd.	6,563	42,955
Somany Ceramics Ltd.	5,124	32,876
Somany Home Innovation Ltd.	6,689	29,855
Sonata Software Ltd.	14,488	134,542
South Indian Bank Ltd. (The)(1)	161,315	22,901
SpiceJet Ltd.(1)	16,517	18,035
SRF Ltd.	4,924	442,441
State Bank of India, GDR(1)	20,994	1,217,413
Sterling & Wilson Solar Ltd.(1)	10,064	31,876
Sterlite Technologies Ltd.	16,412	56,453
Strides Pharma Science Ltd.	14,980	164,141
Sudarshan Chemical Industries(1)	5,115	46,066
Sumitomo Chemical India Ltd.	5,259	22,760
Sun Pharmaceutical Industries Ltd.	37,717	348,381
Sundaram Finance Ltd.	5,399	185,909
Sunteck Realty Ltd.	7,172	28,727
Suprajit Engineering Ltd.	8,051	29,343
Supreme Industries Ltd.	6,794	209,903
Surya Roshni Ltd.	4,130	26,949
Suven Pharmaceuticals Ltd.	4,286	30,832
Suzlon Energy Ltd.(1)	249,334	19,599
Swan Energy Ltd.	1,248	2,344
Symphony Ltd.	1,657	24,830
Syngene International Ltd.(1)	12,764	103,501
Tamil Nadu Newsprint & Papers Ltd.	9,273	18,153
Tanla Platforms Ltd.	51,746	654,747
Tata Chemicals Ltd.	46,519	454,334
Tata Communications Ltd.	2,917	42,208
Tata Consultancy Services Ltd.	52,095	2,258,125
Tata Consumer Products Ltd.	16,289	147,154
Tata Elxsi Ltd.	4,820	241,414
Tata Metaliks Ltd.	1,928	28,543
Tata Motors Ltd., ADR(1)(2)	69,659	1,513,690
Tata Power Co. Ltd. (The)	199,341	289,318
Tata Steel BSL Ltd.(1)	55,973	75,069
Tata Steel Long Products Ltd.(1)	3,831	48,323
Tata Steel Ltd.	84,778	1,290,313
Tech Mahindra Ltd.	30,669	433,896
Tejas Networks Ltd.(1)	8,477	20,616

Thirumalai Chemicals Ltd.(1)	16,651	30,461
Thyrocare Technologies Ltd.	3,508	50,260
Time Technoplast Ltd.	24,113	28,936
Timken India Ltd.	2,757	50,654
Tinplate Co. of India Ltd. (The)	2,105	5,930
Titan Co. Ltd.	8,322	180,961
Torrent Pharmaceuticals Ltd.	2,297	86,015
Torrent Power Ltd.	4,198	24,851
Trident Ltd.	463,449	103,819
Triveni Engineering & Industries Ltd.(1)	18,313	35,734
TTK Prestige Ltd.	255	30,289
Tube Investments of India Ltd.	10,492	166,701
TV18 Broadcast Ltd.(1)	12,414	7,255
Uflex Ltd.	4,235	25,292
Ujjivan Financial Services Ltd.	8,440	25,117
UltraTech Cement Ltd.	6,246	568,516
Union Bank of India(1)	3,180	1,506
United Spirits Ltd.(1)	22,096	186,239
UPL Ltd.	24,835	277,826
V-Guard Industries Ltd.(1)	12,375	46,044
VA Tech Wabag Ltd.(1)	9,570	35,170
Vaibhav Global Ltd.	7,950	92,954
Vakrangee Ltd.	175,114	97,914
Vardhman Textiles Ltd.(1)	4,930	86,769
Varun Beverages Ltd.	8,693	120,831
Vedanta Ltd., ADR(2)	98,474	1,460,369
Vidhi Specialty Food Ingredients Ltd.	7,127	19,833
Vinati Organics Ltd.	4,973	122,596
VIP Industries Ltd.(1)	10,581	52,917
Vodafone Idea Ltd.(1)	1,680,095	201,527
Voltas Ltd.	10,398	143,441
VRL Logistics Ltd.(1)	8,718	29,754
Welspun Corp. Ltd.	35,236	72,162
Welspun India Ltd.	93,718	116,604
West Coast Paper Mills Ltd.(1)	5,944	17,707
Westlife Development Ltd.(1)	4,792	31,680
Wipro Ltd., ADR	87,375	692,884
Wockhardt Ltd.(1)	6,617	60,070
Yes Bank Ltd.(1)	723,481	133,119
Zee Entertainment Enterprises Ltd.	93,911	274,028
Zensar Technologies Ltd.	22,754	90,566
		88,783,284
Indonesia — 1.3%
Ace Hardware Indonesia Tbk PT	149,500	15,593
Adaro Energy Tbk PT	3,084,700	252,565
Adhi Karya Persero Tbk PT	661,700	45,362
Adi Sarana Armada Tbk PT(1)	488,400	72,770
Agung Podomoro Land Tbk PT(1)	1,020,600	10,499
AKR Corporindo Tbk PT	398,800	90,368
Alam Sutera Realty Tbk PT(1)	992,200	12,426
Aneka Tambang Tbk	904,900	155,886
Astra Agro Lestari Tbk PT	51,000	31,303
Astra International Tbk PT	1,360,800	490,102
Bank BTPN Syariah Tbk PT	106,000	19,652
Bank Bukopin Tbk PT(1)	1,801,400	50,633

Bank Central Asia Tbk PT	289,900	642,921
Bank Mandiri Persero Tbk PT	1,493,900	605,666
Bank Negara Indonesia Persero Tbk PT	762,300	277,421
Bank Pan Indonesia Tbk PT(1)	657,800	39,860
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	540,100	52,299
Bank Pembangunan Daerah Jawa Timur Tbk PT	862,000	45,239
Bank Rakyat Indonesia Persero Tbk PT	2,685,300	765,151
Bank Syariah Indonesia Tbk PT(1)	327,100	42,802
Bank Tabungan Negara Persero Tbk PT(1)	972,900	108,176
Barito Pacific Tbk PT	396,500	24,675
Buana Lintas Lautan Tbk PT(1)	2,600,500	54,220
Bukit Asam Tbk PT	675,400	103,531
Bumi Resources Tbk PT(1)	761,500	3,201
Bumi Serpong Damai Tbk PT(1)	814,100	63,570
Charoen Pokphand Indonesia Tbk PT	530,400	248,609
Ciputra Development Tbk PT	2,828,800	210,756
Delta Dunia Makmur Tbk PT(1)	1,566,100	38,577
Erajaya Swasembada Tbk PT(1)	865,000	35,715
Gajah Tunggal Tbk PT(1)	531,100	32,526
Global Mediacom Tbk PT(1)	976,100	18,714
Hanson International Tbk PT(1)	1,531,500	5,361
Harum Energy Tbk PT(1)	100,100	36,048
Indah Kiat Pulp & Paper Tbk PT	683,800	400,876
Indika Energy Tbk PT(1)	173,000	15,438
Indo Tambangraya Megah Tbk PT	119,800	108,760
Indocement Tunggal Prakarsa Tbk PT	217,700	181,642
Indofood CBP Sukses Makmur Tbk PT	64,400	36,621
Indofood Sukses Makmur Tbk PT	652,700	284,341
Indomobil Sukses Internasional Tbk PT	19,800	1,308
Indosat Tbk PT(1)	99,100	43,315
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	436,200	23,358
Japfa Comfeed Indonesia Tbk PT	1,242,200	176,321
Jasa Marga Persero Tbk PT	72,100	19,566
Kalbe Farma Tbk PT	1,627,000	163,927
Krakatau Steel (Persero) Tbk PT(1)	1,255,000	54,877
Link Net Tbk PT	281,200	80,468
Lippo Karawaci Tbk PT(1)	5,989,600	63,664
Mahkota Group Tbk PT	37,400	1,872
Matahari Department Store Tbk PT(1)	16,200	1,968
Medco Energi Internasional Tbk PT(1)	1,946,420	92,565
Media Nusantara Citra Tbk PT(1)	708,900	46,593
Merdeka Copper Gold Tbk PT(1)	1,216,800	221,593
Mitra Adiperkasa Tbk PT(1)	5,740,700	277,093
Mitra Keluarga Karyasehat Tbk PT	226,400	40,551
Mitra Pinasthika Mustika Tbk PT	64,300	3,882
Pabrik Kertas Tjiwi Kimia Tbk PT	289,900	181,158
Pakuwon Jati Tbk PT(1)	1,421,000	49,498
Panin Financial Tbk PT(1)	2,927,800	38,909
Perusahaan Gas Negara Tbk PT(1)	923,300	72,954
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	782,000	65,095
PP Persero Tbk PT	683,400	52,345
Puradelta Lestari Tbk PT	976,100	14,613
Ramayana Lestari Sentosa Tbk PT	547,700	25,298
Salim Ivomas Pratama Tbk PT(1)	183,800	6,686
Sarana Menara Nusantara Tbk PT	2,472,500	203,266

Semen Indonesia Persero Tbk PT	49,700	33,564
Sentul City Tbk PT(1)	2,139,300	10,633
Siloam International Hospitals Tbk PT	1,200	709
Sri Rejeki Isman Tbk PT	918,200	9,396
Summarecon Agung Tbk PT(1)	2,382,900	150,683
Surya Citra Media Tbk PT(1)	807,900	88,965
Surya Semesta Internusa Tbk PT(1)	440,500	13,073
Telekomunikasi Indonesia Persero Tbk PT, ADR(2)	36,193	840,401
Timah Tbk PT(1)	1,047,800	115,463
Tower Bersama Infrastructure Tbk PT	1,291,500	216,063
Tunas Baru Lampung Tbk PT	339,100	20,282
Unilever Indonesia Tbk PT	367,600	148,660
United Tractors Tbk PT	192,800	294,487
Waskita Beton Precast Tbk PT(1)	2,638,500	32,487
Waskita Karya Persero Tbk PT	1,487,400	106,654
Wijaya Karya Persero Tbk PT	470,100	39,601
XL Axiata Tbk PT	482,200	79,588
		9,953,327
Malaysia — 1.6%
7-Eleven Malaysia Holdings Bhd, Class B	21,600	7,475
Aeon Co. M Bhd	267,700	82,264
AEON Credit Service M Bhd	4,800	14,046
AirAsia Group Bhd(1)	64,400	13,073
Alliance Bank Malaysia Bhd(1)	164,200	105,315
AMMB Holdings Bhd	247,700	173,152
Ann Joo Resources Bhd(1)	59,000	36,107
ATA IMS Bhd	113,400	66,336
Axiata Group Bhd	132,900	118,841
Berjaya Corp. Bhd(1)	131,768	9,244
Berjaya Land Bhd(1)	2,900	175
Berjaya Sports Toto Bhd	61,307	29,506
Bermaz Auto Bhd	148,900	50,060
BIMB Holdings Bhd	30,300	28,164
Boustead Holdings Bhd(1)	110,100	15,575
Boustead Plantations Bhd	149,400	21,123
Bumi Armada Bhd(1)	797,900	84,907
Bursa Malaysia Bhd	167,400	330,870
Cahya Mata Sarawak Bhd	204,700	80,624
Careplus Group Bhd	53,000	27,862
Carlsberg Brewery Malaysia Bhd	16,900	89,939
CIMB Group Holdings Bhd	355,806	374,427
Comfort Glove Bhd	39,200	20,692
CSC Steel Holdings Bhd	75,000	29,937
Cypark Resources Bhd(1)	115,100	32,290
D&O Green Technologies Bhd	80,000	82,851
Datasonic Group Bhd	144,600	17,649
Dayang Enterprise Holdings Bhd(1)	114,920	38,366
Dialog Group Bhd	135,700	96,163
DiGi.Com Bhd	165,600	172,139
DRB-Hicom Bhd	107,800	48,268
Dufu Technology Corp. Bhd	13,600	14,066
Duopharma Biotech Bhd	45,273	32,947
Eco World Development Group Bhd	262,200	39,000
Eco World International Bhd	194,300	25,836
Ekovest Bhd	177,600	17,619

Formosa Prosonic Industries Bhd	28,500	18,136
Fraser & Neave Holdings Bhd	11,300	73,482
Frontken Corp. Bhd	111,150	80,069
Gamuda Bhd(1)	289,700	228,307
Genting Bhd	179,800	213,514
Genting Malaysia Bhd	161,500	108,227
Genting Plantations Bhd	20,100	39,249
Globetronics Technology Bhd	102,800	51,900
HAP Seng Consolidated Bhd	28,800	57,792
Hartalega Holdings Bhd	67,600	150,296
Hengyuan Refining Co. Bhd	57,800	79,458
Hextar Global Bhd	81,200	29,257
Hiap Teck Venture Bhd	396,600	49,364
Hibiscus Petroleum Bhd	281,400	42,189
Hong Leong Bank Bhd	26,500	119,182
Hong Leong Financial Group Bhd	13,600	58,695
Hup Seng Industries Bhd	11,000	2,488
IHH Healthcare Bhd	51,400	66,366
IJM Corp. Bhd	696,000	302,759
Inari Amertron Bhd	326,500	247,753
IOI Corp. Bhd	72,100	71,690
IOI Properties Group Bhd	130,000	40,555
JAKS Resources Bhd(1)	145,900	20,635
Jaya Tiasa Holdings Bhd(1)	193,500	32,767
KNM Group Bhd(1)	595,500	23,756
Kossan Rubber Industries	115,200	114,284
KPJ Healthcare Bhd	353,700	84,244
Kuala Lumpur Kepong Bhd	37,900	204,098
Kumpulan Perangsang Selangor Bhd	75,700	16,647
LBS Bina Group Bhd(1)	24,823	2,760
Leong Hup International Bhd	35,100	6,280
Lotte Chemical Titan Holding Bhd	62,600	45,999
Mah Sing Group Bhd	235,900	53,019
Malakoff Corp. Bhd	157,200	30,601
Malayan Banking Bhd	222,181	440,545
Malayan Flour Mills Bhd	212,300	44,914
Malaysia Airports Holdings Bhd(1)	178,300	237,211
Malaysia Building Society Bhd	278,200	42,352
Malaysia Marine and Heavy Engineering Holdings Bhd(1)	17,700	1,734
Malaysian Pacific Industries Bhd	11,000	98,926
Malaysian Resources Corp. Bhd	259,300	27,898
Matrix Concepts Holdings Bhd	77,400	37,992
Maxis Bhd	137,900	158,398
Media Prima Bhd(1)	407,400	54,626
Mega First Corp. Bhd	13,200	23,364
MISC Bhd	140,200	233,524
MMC Corp. Bhd	170,300	48,154
MNRB Holdings Bhd	10,700	3,100
MSM Malaysia Holdings Bhd(1)	70,300	21,766
Muda Holdings Bhd	27,400	17,963
My EG Services Bhd	275,321	129,773
Nestle Malaysia Bhd	3,800	125,452
OSK Holdings Bhd	42,200	9,076
PA Resources Bhd	316,700	36,348
Padini Holdings Bhd(1)	9,200	6,430

Pentamaster Corp. Bhd	52,800	59,684
PESTECH International Bhd	149,300	36,465
Petronas Chemicals Group Bhd	86,800	170,775
Petronas Dagangan Bhd	8,300	38,746
Petronas Gas Bhd	60,400	236,690
Pos Malaysia Bhd(1)	5,700	1,097
Power Root Bhd	5,800	2,370
PPB Group Bhd	24,300	109,457
Press Metal Aluminium Holdings Bhd	185,200	232,894
Public Bank Bhd	814,200	841,048
QL Resources Bhd	60,900	88,391
Ranhill Utilities Bhd	296	56
RHB Bank Bhd	154,900	201,245
Rubberex Corp. M Bhd(1)	45,300	12,561
Sapura Energy Bhd(1)	1,001,500	31,430
Sarawak Oil Palms Bhd	15,500	14,510
SCGM Bhd	34,400	20,127
Scientex Bhd	154,900	155,878
SEG International Bhd	12,300	1,890
Sime Darby Bhd	375,200	206,746
Sime Darby Plantation Bhd	165,000	181,163
Sime Darby Property Bhd	213,900	32,072
SKP Resources Bhd	118,000	41,366
SP Setia Bhd Group(1)	194,400	48,913
Sunway Bhd	137,448	52,855
Sunway Construction Group Bhd	55,900	22,175
Supermax Corp. Bhd	214,838	219,810
Syarikat Takaful Malaysia Keluarga Bhd	29,400	31,948
Ta Ann Holdings Bhd	12,300	8,639
TDM Bhd	278,600	18,541
Telekom Malaysia Bhd	151,000	226,429
Tenaga Nasional Bhd	217,100	524,552
Thong Guan Industries Bhd	57,500	37,546
TIME dotCom Bhd	45,700	154,598
Tiong NAM Logistics Holdings(1)	95,600	18,717
Top Glove Corp. Bhd	253,100	311,268
Tropicana Corp. Bhd(1)	20,482	4,510
Uchi Technologies Bhd	42,900	32,189
UEM Sunrise Bhd(1)	109,700	11,007
UMW Holdings Bhd	36,100	27,695
Unisem M Bhd	86,100	147,833
UOA Development Bhd	16,900	7,444
UWC Bhd	24,800	32,297
Velesto Energy Bhd(1)	1,108,300	36,180
ViTrox Corp. Bhd	3,000	11,117
VS Industry Bhd	949,200	279,654
Wah Seong Corp. Bhd(1)	136,000	25,828
Westports Holdings Bhd	87,700	91,185
Yinson Holdings Bhd	75,600	90,506
YTL Corp. Bhd(1)	205,013	33,704
		12,216,073
Mexico — 2.0%
Alfa SAB de CV, Series A	400,097	280,016
Alpek SAB de CV	33,139	37,468
Alsea SAB de CV(1)(2)	306,648	506,513

America Movil SAB de CV, Class L ADR	70,985	1,091,039
Arca Continental SAB de CV	53,928	299,558
Banco del Bajio SA	175,433	300,697
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, ADR(1)	56,918	335,247
Becle SAB de CV	12,000	30,015
Bolsa Mexicana de Valores SAB de CV	109,735	246,543
Cemex SAB de CV, ADR(1)	42,470	351,652
Coca-Cola Femsa SAB de CV	82,995	405,641
Consorcio ARA SAB de CV(1)(2)	38,214	9,765
Controladora Nemak SAB de CV(1)	347,364	54,412
Controladora Vuela Cia de Aviacion SAB de CV, ADR(1)	17,203	296,752
Corp. Inmobiliaria Vesta SAB de CV	121,076	246,249
Credito Real SAB de CV SOFOM ER(1)	45,010	14,869
El Puerto de Liverpool SAB de CV, Class C1(2)	7,605	31,882
Fomento Economico Mexicano SAB de CV, ADR	7,310	599,420
Genomma Lab Internacional SAB de CV, Class B(1)	35,100	36,654
Gentera SAB de CV(1)	122,333	69,096
Gruma SAB de CV, B Shares	40,046	431,282
Grupo Aeroportuario del Centro Norte SAB de CV, ADR(1)	2,212	112,856
Grupo Aeroportuario del Pacifico SAB de CV, ADR(1)	2,220	234,010
Grupo Aeroportuario del Sureste SAB de CV, ADR(1)	173	30,557
Grupo Bimbo SAB de CV, Series A	153,150	332,935
Grupo Carso SAB de CV(1)	18,905	56,853
Grupo Cementos de Chihuahua SAB de CV	34,584	252,721
Grupo Comercial Chedraui SA de CV	58,782	93,907
Grupo Financiero Banorte SAB de CV	236,285	1,611,692
Grupo Financiero Inbursa SAB de CV(1)	198,113	195,945
Grupo GICSA SAB de CV(1)	21,090	3,155
Grupo Industrial Saltillo SAB de CV	26,514	39,935
Grupo Mexico SAB de CV, Series B	224,988	1,079,870
Grupo Rotoplas SAB de CV(1)	4,403	7,297
Grupo Televisa SAB, ADR	104,214	1,351,656
Grupo Traxion SAB de CV(1)	133,068	239,172
Hoteles City Express SAB de CV(1)(2)	26,594	8,385
Industrias Bachoco SAB de CV	13,371	51,522
Industrias Penoles SAB de CV(1)	6,705	100,067
Kimberly-Clark de Mexico SAB de CV, A Shares	172,892	311,532
La Comer SAB de CV	161,763	305,854
Megacable Holdings SAB de CV	198,266	743,572
Nemak SAB de CV(1)	111,600	37,260
Orbia Advance Corp. SAB de CV	122,052	344,439
Promotora y Operadora de Infraestructura SAB de CV	39,701	317,779
Qualitas Controladora SAB de CV	46,529	255,912
Regional SAB de CV	90,748	489,551
Telesites SAB de CV(1)	128,052	122,922
Unifin Financiera SAB de CV(1)	68,756	80,776
Wal-Mart de Mexico SAB de CV	321,815	1,027,423
		15,514,325
Peru — 0.2%
Cia de Minas Buenaventura SAA, ADR(1)	51,052	588,119
Credicorp Ltd.(1)	4,088	561,977
Intercorp Financial Services, Inc.(2)	7,259	204,268
Southern Copper Corp.	5,155	359,510
		1,713,874

Philippines — 0.7%
Aboitiz Equity Ventures, Inc.	149,430	124,919
Aboitiz Power Corp.	60,500	29,613
AC Energy Corp.	527,000	80,191
Alliance Global Group, Inc.	972,400	207,538
Ayala Corp.	20,430	332,804
Ayala Land, Inc.	377,100	272,104
Ayalaland Logistics Holdings Corp.(1)	28,000	1,809
Bank of the Philippine Islands	215,960	379,152
BDO Unibank, Inc.	183,610	390,974
Cebu Air, Inc.(1)	28,050	26,030
Chelsea Logistics and Infrastructure Holdings Corp.(1)	23,800	1,509
Cosco Capital, Inc.	227,200	24,242
DMCI Holdings, Inc.	279,300	32,600
East West Banking Corp.(1)	70,500	13,645
Filinvest Land, Inc.	617,000	13,682
Ginebra San Miguel, Inc.	7,600	11,800
Global Ferronickel Holdings, Inc.(1)	757,000	40,357
Globe Telecom, Inc.	5,175	196,092
GT Capital Holdings, Inc.	19,800	244,280
Integrated Micro-Electronics, Inc.(1)	113,200	21,075
International Container Terminal Services, Inc.	106,160	324,752
JG Summit Holdings, Inc.	218,454	265,903
Jollibee Foods Corp.	20,930	83,617
Manila Electric Co.	10,940	64,995
Manila Water Co., Inc.(1)	168,900	50,941
Max's Group, Inc.(1)	43,200	5,739
Megaworld Corp.	3,086,800	202,027
Metro Pacific Investments Corp.	3,075,000	252,751
Metropolitan Bank & Trust Co.	332,310	339,950
Nickel Asia Corp.	1,003,500	109,512
Petron Corp.(1)	169,700	10,938
Pilipinas Shell Petroleum Corp.(1)	22,000	9,552
PLDT, Inc., ADR(2)	7,553	208,236
Puregold Price Club, Inc.	168,800	138,655
Robinsons Land Corp.	566,500	202,962
Robinsons Retail Holdings, Inc.	65,970	71,550
Security Bank Corp.	52,510	135,103
Semirara Mining & Power Corp.	239,300	65,977
SM Investments Corp.	8,145	167,029
SM Prime Holdings, Inc.	291,800	225,127
Universal Robina Corp.	71,710	212,930
Vista Land & Lifescapes, Inc.	312,100	24,860
Wilcon Depot, Inc.	62,100	23,612
		5,641,134
Poland — 0.9%
Alior Bank SA(1)	28,409	262,441
Allegro.eu SA(1)	5,046	80,244
AmRest Holdings SE(1)	9,743	82,308
Asseco Poland SA	5,136	102,119
Bank Millennium SA(1)	127,727	174,855
Bank Polska Kasa Opieki SA(1)	17,803	462,341
Budimex SA	1,528	127,205
CCC SA(1)	7,407	241,292
CD Projekt SA	4,379	212,324

Ciech SA(1)	7,495	92,907
Cyfrowy Polsat SA	20,179	168,369
Dino Polska SA(1)	4,313	334,289
Enea SA(1)	37,000	86,479
Eurocash SA(1)	14,454	60,431
Famur SA(1)	28,812	18,226
Grupa Azoty SA(1)	13,173	123,110
Grupa Lotos SA	19,720	276,450
Jastrzebska Spolka Weglowa SA(1)	9,735	96,203
KGHM Polska Miedz SA(1)	16,908	933,023
KRUK SA(1)	1,753	123,112
LPP SA(1)	30	93,488
Lubelski Wegiel Bogdanka SA(1)	857	5,509
mBank SA(1)	2,120	172,848
Mercator Medical SA(1)	490	31,951
Orange Polska SA(1)	134,263	245,305
PGE Polska Grupa Energetyczna SA(1)	37,761	104,404
PKP Cargo SA(1)	2,705	15,136
Polski Koncern Naftowy ORLEN SA	36,396	791,148
Polskie Gornictwo Naftowe i Gazownictwo SA	160,231	287,375
Powszechna Kasa Oszczednosci Bank Polski SA(1)	31,541	341,310
Powszechny Zaklad Ubezpieczen SA(1)	31,832	319,372
Santander Bank Polska SA(1)	3,116	229,523
Tauron Polska Energia SA(1)	197,509	182,346
TEN Square Games SA	488	57,499
Warsaw Stock Exchange	3,548	48,261
		6,983,203
Russia — 2.4%
Gazprom PJSC, ADR	342,439	2,431,185
Gazprom PJSC, ADR	34,542	246,630
Globaltrans Investment plc, GDR	55,306	356,121
LUKOIL PJSC, ADR	35,709	2,906,621
Magnit PJSC, GDR	44,429	676,957
Mechel PJSC, ADR(1)(2)	11,342	25,519
MMC Norilsk Nickel PJSC, ADR	56,112	2,008,764
Mobile TeleSystems PJSC, ADR	53,198	485,166
Novatek PJSC, GDR	2,784	554,216
Novolipetsk Steel PJSC, GDR	19,859	710,946
PhosAgro PJSC, GDR	39,367	805,843
Ros Agro plc, GDR	2,060	26,411
Rosneft Oil Co. PJSC, GDR	117,482	833,518
Sberbank of Russia PJSC, ADR (London)	174,676	2,940,477
Severstal PAO, GDR	49,308	1,134,609
Tatneft PJSC, ADR(2)	40,787	1,636,610
VTB Bank PJSC, GDR	502,789	668,362
X5 Retail Group NV, GDR	8,332	248,538
		18,696,493
South Africa — 4.3%
Absa Group Ltd.(1)	108,031	1,119,810
Adcock Ingram Holdings Ltd.	1,014	3,250
Advtech Ltd.	35,578	35,844
AECI Ltd.	39,760	293,358
African Rainbow Minerals Ltd.	14,225	270,307
Afrimat Ltd.	9,681	35,951
Alexander Forbes Group Holdings Ltd.	87,669	25,724

Anglo American Platinum Ltd.	2,600	327,513
AngloGold Ashanti Ltd., ADR	36,786	874,403
Aspen Pharmacare Holdings Ltd.(1)	38,289	455,545
Astral Foods Ltd.	13,241	141,896
AVI Ltd.	43,033	232,455
Barloworld Ltd.(1)	71,424	618,059
Bid Corp. Ltd.(1)	28,115	594,870
Bidvest Group Ltd. (The)(2)	28,227	398,316
Brait plc(1)(2)	48,661	9,522
Capitec Bank Holdings Ltd.	3,917	470,147
Cashbuild Ltd.	1,658	36,432
City Lodge Hotels Ltd.(1)	91,493	27,899
Clicks Group Ltd.(2)	22,510	423,411
Coronation Fund Managers Ltd.	26,111	103,857
DataTec Ltd.(1)	21,513	47,992
Dis-Chem Pharmacies Ltd.(1)(2)	34,418	75,172
Discovery Ltd.(1)	27,399	284,123
DRDGOLD Ltd.(2)	84,738	105,517
EPP NV(1)	48,065	40,331
Exxaro Resources Ltd.	32,649	359,834
Famous Brands Ltd.(1)	3,093	13,429
FirstRand Ltd.	318,144	1,302,911
Foschini Group Ltd. (The)(1)	50,133	485,046
Gold Fields Ltd., ADR	115,453	1,398,136
Harmony Gold Mining Co. Ltd., ADR	98,811	509,865
Impala Platinum Holdings Ltd.	100,595	1,737,088
Imperial Logistics Ltd.	221	798
Investec Ltd.	39,403	165,799
KAP Industrial Holdings Ltd.(1)	860,203	279,759
Kumba Iron Ore Ltd.	6,106	272,064
Liberty Holdings Ltd.(1)	14,866	73,300
Life Healthcare Group Holdings Ltd.(1)	200,265	318,334
MAS Real Estate, Inc.(1)	71,323	85,301
Massmart Holdings Ltd.(1)	20,403	96,108
Metair Investments Ltd.	29,782	49,696
MiX Telematics Ltd., ADR	5,715	83,039
Momentum Metropolitan Holdings	308,846	441,035
Motus Holdings Ltd.	67,302	461,163
Mr Price Group Ltd.	38,494	646,520
MTN Group(1)	172,559	1,269,145
MultiChoice Group	63,291	627,544
Murray & Roberts Holdings Ltd.(1)	20,297	15,457
Nampak Ltd.(1)	136,616	29,118
Naspers Ltd., N Shares	11,480	2,530,501
Nedbank Group Ltd.(1)	58,804	682,672
NEPI Rockcastle plc	64,341	447,967
Netcare Ltd.(1)	253,835	283,637
Ninety One Ltd.	8,204	27,315
Northam Platinum Ltd.(1)	33,270	534,898
Oceana Group Ltd.	6,312	32,983
Old Mutual Ltd.	883,024	916,012
Omnia Holdings Ltd.(1)	82,248	298,666
Pick n Pay Stores Ltd.	50,369	213,508
PPC Ltd.(1)	644,668	161,251
Rand Merchant Investment Holdings Ltd.	81,018	191,093

Raubex Group Ltd.	14,747	35,418
Reinet Investments SCA	10,130	211,534
Remgro Ltd.	71,183	625,360
Reunert Ltd.	39,621	152,823
RFG Holdings Ltd.(2)	19,543	19,772
RMB Holdings Ltd.	124,786	12,395
Royal Bafokeng Platinum Ltd.	37,368	267,075
Sanlam Ltd.	141,109	603,743
Santam Ltd.(1)	4,178	80,473
Sappi Ltd.(1)	166,211	517,329
Sasol Ltd., ADR(1)	77,953	1,275,311
Shoprite Holdings Ltd.	76,091	843,030
Sibanye Stillwater Ltd., ADR	50,936	937,732
SPAR Group Ltd. (The)	21,612	297,479
Standard Bank Group Ltd.	108,002	1,042,899
Steinhoff International Holdings NV(1)	220,493	29,825
Super Group Ltd.(1)	84,428	190,602
Telkom SA SOC Ltd.	96,297	339,963
Tiger Brands Ltd.	26,046	426,051
Truworths International Ltd.	65,969	263,943
Tsogo Sun Gaming Ltd.(1)(2)	11,283	6,875
Vodacom Group Ltd.	43,861	420,399
Wilson Bayly Holmes-Ovcon Ltd.(1)	9,429	79,932
Woolworths Holdings Ltd.(1)	108,146	436,970
Zeder Investments Ltd.	120,266	27,144
		33,236,773
South Korea — 15.3%
Advanced Process Systems Corp.	4,807	123,615
AfreecaTV Co. Ltd.	1,223	104,812
Ahnlab, Inc.	154	9,376
Alteogen, Inc.(1)	960	60,807
Amorepacific Corp.	1,924	494,564
AMOREPACIFIC Group	1,395	95,219
Aprogen KIC, Inc.(1)	7,616	14,862
Aprogen pharmaceuticals, Inc.(1)	11,697	12,699
Asiana Airlines, Inc.(1)	2,562	39,796
BGF Co. Ltd.	3,327	20,657
BGF retail Co. Ltd.	1,884	302,276
BH Co. Ltd.	865	13,367
Binex Co. Ltd.(1)	318	6,497
Binggrae Co. Ltd.	366	20,516
Bioneer Corp.(1)	3,995	62,233
BNK Financial Group, Inc.	30,288	215,767
Boditech Med, Inc.	3,086	55,853
Boryung Pharmaceutical Co. Ltd.	1,927	39,615
Bukwang Pharmaceutical Co. Ltd.	1,149	21,946
Byucksan Corp.	12,984	46,917
Cellivery Therapeutics, Inc.(1)	456	41,048
Celltrion Healthcare Co. Ltd.(1)	1,968	212,116
Celltrion Pharm, Inc.(1)	581	71,823
Celltrion, Inc.(1)	1,987	486,772
Cheil Worldwide, Inc.	13,859	298,721
Chong Kun Dang Pharmaceutical Corp.	453	52,993
Chongkundang Holdings Corp.	69	6,709
Chunbo Co. Ltd.	124	18,877

CJ CGV Co. Ltd.(1)	2,450	68,083
CJ CheilJedang Corp.	1,623	687,376
CJ Corp.	1,146	112,450
CJ ENM Co. Ltd.	2,211	310,284
CJ Logistics Corp.(1)	1,580	240,844
CMG Pharmaceutical Co. Ltd.(1)	455	1,827
Com2uSCorp	622	73,750
Cosmax, Inc.(1)	1,511	170,537
Coway Co. Ltd.	4,515	328,804
COWELL FASHION Co. Ltd.	6,235	36,219
CS Wind Corp.	1,378	95,263
Cuckoo Holdings Co. Ltd.	236	29,594
Cuckoo Homesys Co. Ltd.	1,195	55,089
Daea TI Co. Ltd.	5,395	30,005
Daeduck Co. Ltd.	339	2,705
Daeduck Electronics Co. Ltd.	4,220	56,733
Daekyo Co. Ltd.	454	1,864
Daesang Corp.	5,135	135,930
Daewon Pharmaceutical Co. Ltd.	1,988	28,511
Daewoo Engineering & Construction Co. Ltd.(1)	48,036	343,616
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(1)	2,305	69,671
Daewoong Co. Ltd.	1,969	66,741
Daewoong Pharmaceutical Co. Ltd.	61	8,655
Daishin Securities Co. Ltd.	3,857	63,214
Daou Data Corp.	2,961	38,416
Daou Technology, Inc.	9,435	230,155
Dawonsys Co. Ltd.	5,471	91,657
DB Financial Investment Co. Ltd.	9,409	60,406
DB HiTek Co. Ltd.	11,356	529,011
DB Insurance Co. Ltd.	10,729	486,558
Dentium Co. Ltd.	3,057	157,500
DGB Financial Group, Inc.	27,406	231,982
DIO Corp.(1)	879	30,445
DL E&C Co. Ltd.(1)	1,588	190,872
DL Holdings Co. Ltd.	2,915	217,510
Dong-A Socio Holdings Co. Ltd.	375	41,614
Dong-A ST Co. Ltd.	389	29,652
Dongjin Semichem Co. Ltd.	3,456	89,333
DongKook Pharmaceutical Co. Ltd.	1,681	43,376
Dongkuk Steel Mill Co. Ltd.	22,941	466,727
Dongsuh Cos., Inc.	533	14,415
Dongsung Pharmaceutical Co. Ltd.(1)	1,763	17,215
Dongwon Development Co. Ltd.	10,306	57,215
Dongwon F&B Co. Ltd.	348	73,458
Dongwon Industries Co. Ltd.	505	135,898
Dongwon Systems Corp.	602	24,231
Doosan Bobcat, Inc.(1)	618	28,013
Doosan Fuel Cell Co. Ltd.(1)	1,092	41,836
Doosan Heavy Industries & Construction Co. Ltd.(1)	6,452	103,255
Doosan Infracore Co. Ltd.(1)	13,292	147,586
DoubleUGames Co. Ltd.	216	13,087
Douzone Bizon Co. Ltd.	730	55,168
E-MART, Inc.	3,863	540,396
Easy Bio, Inc.	465	2,896
Easy Holdings Co. Ltd.	774	3,472

Echo Marketing, Inc.	658	15,134
Ecopro BM Co. Ltd.	165	26,551
Ecopro Co. Ltd.	1,204	57,594
Ecopro HN Co. Ltd.(1)	246	35,731
ENF Technology Co. Ltd.	2,415	76,825
Eo Technics Co. Ltd.	172	17,333
Eubiologics Co. Ltd.(1)	1,470	63,986
Eugene Corp.	17,369	91,529
Eugene Investment & Securities Co. Ltd.	8,479	36,525
F&F Co. Ltd. / New(1)	921	369,127
F&F Holdings Co. Ltd.	931	33,676
Fila Holdings Corp.	7,794	383,174
Foosung Co. Ltd.(1)	1,666	15,001
Genexine, Inc.(1)	429	38,491
GOLFZON Co. Ltd.	803	81,747
Grand Korea Leisure Co. Ltd.(1)	2,113	35,076
Green Cross Corp.	247	76,899
Green Cross Holdings Corp.	230	7,147
GS Engineering & Construction Corp.	19,829	788,614
GS Holdings Corp.	9,495	393,406
GS Home Shopping, Inc.	480	64,363
GS Retail Co. Ltd.	6,113	203,996
Halla Holdings Corp.	1,539	59,565
Hana Financial Group, Inc.	59,054	2,410,714
Handok, Inc.	398	10,331
Handsome Co. Ltd.	1,389	55,802
Hanjin Heavy Industries & Construction Co. Ltd.(1)	15,718	116,295
Hanjin Kal Corp.(1)	674	39,689
Hanjin Transportation Co. Ltd.	2,078	75,769
Hankook Shell Oil Co. Ltd.	114	27,623
Hankook Tire & Technology Co. Ltd.	5,813	251,617
Hanmi Pharm Co. Ltd.	264	83,466
Hanmi Semiconductor Co. Ltd.	526	15,705
Hanon Systems	14,218	215,700
Hansae Co. Ltd.	2,679	63,666
Hansol Chemical Co. Ltd.	1,235	276,658
Hansol Paper Co. Ltd.	4,250	60,022
Hansol Technics Co. Ltd.(1)	26,009	201,233
Hanssem Co. Ltd.	996	96,406
Hanwha Aerospace Co. Ltd.	11,270	478,053
Hanwha Corp.	11,443	325,676
Hanwha General Insurance Co. Ltd.(1)	2,720	11,530
Hanwha Investment & Securities Co. Ltd.(1)	49,648	216,457
Hanwha Life Insurance Co. Ltd.	101,553	356,256
Hanwha Solutions Corp.(1)	12,915	523,900
Hanwha Systems Co. Ltd.	9,331	149,551
Harim Holdings Co. Ltd.	11,580	110,541
HDC Holdings Co. Ltd.	3,073	38,678
HDC Hyundai Development Co-Engineering & Construction, E Shares	4,196	110,017
Helixmith Co. Ltd.(1)	1	28
HFR, Inc.(1)	837	16,115
Hite Jinro Co. Ltd.	6,002	203,522
HLB Life Science Co. Ltd.(1)	2,406	22,127
HLB, Inc.(1)	1,270	38,329
HMM Co. Ltd.(1)(2)	64,884	2,885,312

Hotel Shilla Co. Ltd.	4,543	396,488
HS Industries Co. Ltd.	11,046	80,175
Huchems Fine Chemical Corp.	2,138	41,800
Hugel, Inc.(1)	90	16,192
Humax Co. Ltd.(1)	5,927	24,332
Humedix Co. Ltd.	95	3,079
Huons Co. Ltd.	944	53,133
Huons Global Co. Ltd.	56	3,596
Hwaseung Enterprise Co. Ltd.	1,558	26,310
Hyosung Advanced Materials Corp.(1)	1,021	350,966
Hyosung Chemical Corp.(1)	910	294,249
Hyosung Corp.	740	65,292
Hyosung Heavy Industries Corp.(1)	1,843	114,543
Hyosung TNC Corp.	982	624,062
Hyundai Construction Equipment Co. Ltd.(1)	4,697	242,461
Hyundai Corp.	3,168	58,201
Hyundai Department Store Co. Ltd.	1,695	136,356
Hyundai Electric & Energy System Co. Ltd.(1)	7,287	142,105
Hyundai Elevator Co. Ltd.	2,506	120,110
Hyundai Engineering & Construction Co. Ltd.	17,112	859,664
Hyundai Futurenet Co., Ltd.	1,145	4,714
Hyundai Glovis Co. Ltd.	3,202	548,654
Hyundai Greenfood Co. Ltd.	3,917	38,243
Hyundai Heavy Industries Holdings Co. Ltd.	9,360	584,465
Hyundai Home Shopping Network Corp.	1,557	132,087
Hyundai Livart Furniture Co. Ltd.	618	10,296
Hyundai Marine & Fire Insurance Co. Ltd.	16,391	360,784
Hyundai Mipo Dockyard Co. Ltd.(1)	2,737	208,751
Hyundai Mobis Co. Ltd.	3,163	788,372
Hyundai Motor Co.	13,240	2,747,805
Hyundai Rotem Co. Ltd.(1)	4,106	77,572
Hyundai Steel Co.	7,643	364,596
Hyundai Wia Corp.	2,173	159,915
i-SENS, Inc.	1,013	25,440
ICD Co. Ltd.	4,451	58,819
Il Dong Pharmaceutical Co. Ltd.(1)	137	1,874
Iljin Materials Co. Ltd.	490	29,808
Ilyang Pharmaceutical Co. Ltd.	614	21,254
iMarketKorea, Inc.	7,862	75,032
InBody Co. Ltd.	424	11,105
Industrial Bank of Korea	32,375	314,765
Innocean Worldwide, Inc.	2,703	157,135
Innox Advanced Materials Co. Ltd.(1)	326	17,484
Inscobee, Inc.(1)	4,307	11,469
Insun ENT Co. Ltd.(1)	9,908	117,610
Interflex Co. Ltd.(1)	344	3,701
Interpark Corp.	10,327	47,553
INTOPS Co. Ltd.	2,082	55,788
IS Dongseo Co. Ltd.	1,249	68,269
ITM Semiconductor Co. Ltd.	368	14,351
JB Financial Group Co. Ltd.	37,264	257,851
Jcontentree Corp.(1)	1,806	85,828
Jeju Air Co. Ltd.(1)	237	5,390
Jusung Engineering Co. Ltd.(1)	5,248	68,912
JW Holdings Corp.	1	4

JW Pharmaceutical Corp.	383	10,004
JYP Entertainment Corp.	2,481	84,936
Kakao Corp.	7,254	793,057
Kangwon Land, Inc.(1)	2,770	69,325
KB Financial Group, Inc., ADR	56,239	2,895,746
KC Co. Ltd.	3,521	85,195
KC Tech Co. Ltd.	3,259	81,300
KCC Corp.	638	177,625
KEPCO Engineering & Construction Co., Inc.	1,249	65,252
KEPCO Plant Service & Engineering Co. Ltd.	4,371	179,219
Kginicis Co. Ltd.	2,739	53,754
KH Feelux Co. Ltd.(1)	4,282	12,652
KH Vatec Co. Ltd.(1)	337	5,980
Kia Corp.	41,957	3,173,997
KISCO Corp.	11,949	111,474
KISWIRE Ltd.	1,961	47,018
KIWOOM Securities Co. Ltd.	4,023	443,433
KMW Co. Ltd.(1)	4,954	224,037
Koentec Co. Ltd.	3,932	32,260
Koh Young Technology, Inc.	4,065	96,173
Kolmar BNH Co. Ltd.	873	41,742
Kolmar Korea Co. Ltd.	1,209	63,674
Kolmar Korea Holdings Co. Ltd.	1,580	45,755
Kolon Corp.	1,460	39,258
Kolon Industries, Inc.	7,036	382,691
KONA I Co. Ltd.(1)	4,582	180,768
Korea Aerospace Industries Ltd.	21,326	646,648
Korea District Heating Corp.	758	30,084
Korea Electric Power Corp., ADR	28,614	328,489
Korea Electric Terminal Co. Ltd.	1,840	139,766
Korea Gas Corp.(1)	4,476	133,071
Korea Investment Holdings Co. Ltd.	11,344	1,060,799
Korea Line Corp.(1)	60,463	183,027
Korea Petrochemical Ind Co. Ltd.	1,158	280,589
Korea Real Estate Investment & Trust Co. Ltd.	19,437	41,821
Korea Shipbuilding & Offshore Engineering Co. Ltd.(1)	2,153	276,012
Korea United Pharm, Inc.	1,469	75,619
Korea Zinc Co. Ltd.	267	110,308
Korean Air Lines Co. Ltd.(1)	30,695	873,701
Korean Reinsurance Co.	9,155	80,144
KT Skylife Co. Ltd.	4,098	35,759
KTB Investment & Securities Co. Ltd.	21,339	114,356
Kumho Petrochemical Co. Ltd.	5,333	1,114,508
Kumho Tire Co., Inc.(1)	23,830	106,149
KUMHOE & C Co. Ltd.	253	2,595
Kwang Dong Pharmaceutical Co. Ltd.	1,298	10,461
Kyung Dong Navien Co. Ltd.	926	53,754
L&C Bio Co. Ltd.	717	19,991
LEENO Industrial, Inc.	563	83,651
LegoChem Biosciences, Inc.(1)	1,052	46,713
LF Corp.	7,819	141,104
LG Chem Ltd.	4,366	3,253,702
LG Corp.	3,910	374,948
LG Display Co. Ltd., ADR(1)(2)	99,665	1,062,429
LG Electronics, Inc.	20,021	2,719,673

LG Hausys Ltd.	1,905	164,018
LG HelloVision Co. Ltd.	6,071	28,019
LG Household & Health Care Ltd.	216	296,097
LG Innotek Co. Ltd.	3,127	565,098
LG International Corp.	12,326	350,402
LG Uplus Corp.	32,973	440,113
LIG Nex1 Co. Ltd.	4,268	172,039
Lock&Lock Co. Ltd.(1)	2,075	26,572
Lotte Chemical Corp.	678	170,755
Lotte Chilsung Beverage Co. Ltd.	1,374	200,396
Lotte Confectionery Co. Ltd.	486	66,779
Lotte Corp.	1,759	60,543
Lotte Data Communication Co.	842	31,352
LOTTE Fine Chemical Co. Ltd.	3,829	228,274
Lotte Food Co. Ltd.	61	25,124
LOTTE Himart Co. Ltd.	1,460	51,034
Lotte Shopping Co. Ltd.	1,491	156,191
Lotte Tour Development Co. Ltd.(1)	483	8,946
LS Corp.	5,518	339,829
LS Electric Co. Ltd.	2,027	103,341
Lutronic Corp.(1)	9,910	119,386
LVMC Holdings(1)	1,818	5,796
LX Holdings Corp.(1)	1,896	20,830
Maeil Dairies Co. Ltd.	965	67,933
Mando Corp.(1)	9,907	575,326
Mcnex Co. Ltd.	2,052	89,064
Medytox, Inc.	66	10,080
Meerecompany, Inc.(1)	66	1,997
MegaStudyEdu Co. Ltd.	3,391	201,219
Meritz Financial Group, Inc.	15,021	253,854
Meritz Fire & Marine Insurance Co. Ltd.	18,124	289,734
Meritz Securities Co. Ltd.	79,670	318,992
Mezzion Pharma Co. Ltd.(1)	53	6,823
Mirae Asset Life Insurance Co. Ltd.	16,563	60,543
Mirae Asset Securities Co. Ltd.	29,983	264,773
Muhak Co. Ltd.	242	1,979
Namhae Chemical Corp.	4,357	37,738
Namsun Aluminum Co. Ltd.(1)	1,726	5,704
NAVER Corp.	5,802	1,861,536
NCSoft Corp.	452	345,400
Neowiz(1)	1,167	24,296
NEPES Corp.(1)	1,608	53,610
Netmarble Corp.	676	83,065
Nexen Tire Corp.	10,720	80,436
NH Investment & Securities Co. Ltd.	26,809	321,759
NHN Corp.(1)	514	33,443
NHN KCP Corp.(1)	2,343	104,465
NICE Holdings Co. Ltd.	3,503	59,226
NICE Information Service Co. Ltd.	4,206	86,864
NongShim Co. Ltd.	254	68,180
NS Shopping Co. Ltd.	927	11,727
OCI Co. Ltd.(1)	1,237	139,793
OptoElectronics Solutions Co. Ltd.	901	32,346
Orion Corp./Republic of Korea	1,331	141,329
Orion Holdings Corp.	2,176	33,742

Oscotec, Inc.(1)	168	5,597
Osstem Implant Co. Ltd.	3,438	273,899
Ottogi Corp.	90	43,709
Pan Ocean Co. Ltd.	49,504	306,585
Paradise Co. Ltd.(1)	3,224	56,356
Partron Co. Ltd.	5,351	49,394
Pearl Abyss Corp.(1)	2,335	121,849
Peptron, Inc.(1)	90	1,012
PharmaResearch Co. Ltd.	36	2,687
Pharmicell Co. Ltd.(1)	978	15,015
PI Advanced Materials Co. Ltd.	2,088	85,169
Poongsan Corp.	2,881	104,531
POSCO, ADR	45,180	3,619,370
POSCO Chemical Co. Ltd.	949	126,694
Posco ICT Co. Ltd.	1,823	12,918
Posco International Corp.	14,979	288,385
Pulmuone Co. Ltd.	3,081	57,822
Rsupport Co. Ltd.	2,340	17,459
S-1 Corp.	1,478	107,355
S-Oil Corp.(1)	7,571	644,224
Sam Chun Dang Pharm Co. Ltd.(1)	117	5,693
Samjin Pharmaceutical Co. Ltd.	1,819	41,398
Samsung Biologics Co. Ltd.(1)	283	210,066
Samsung C&T Corp.	2,585	319,514
Samsung Card Co. Ltd.	2,438	72,731
Samsung Electro-Mechanics Co. Ltd.	9,636	1,451,648
Samsung Electronics Co. Ltd., GDR	11,709	21,157,170
Samsung Engineering Co. Ltd.(1)	39,868	690,004
Samsung Fire & Marine Insurance Co. Ltd.	4,277	804,509
Samsung Heavy Industries Co. Ltd.(1)	25,908	136,493
Samsung Life Insurance Co. Ltd.	6,311	470,192
Samsung Pharmaceutical Co. Ltd.(1)	3,889	38,896
Samsung SDI Co. Ltd.	2,645	1,518,132
Samsung SDS Co. Ltd.	1,444	234,851
Samsung Securities Co. Ltd.	14,138	587,599
Samwha Capacitor Co. Ltd.	1,445	75,321
Samyang Foods Co. Ltd.	662	53,386
Samyang Holdings Corp.	1,512	157,349
Sangsangin Co. Ltd.(1)	9,172	64,479
SBS Media Holdings Co. Ltd.(1)	1,692	3,124
Seah Besteel Corp.	5,807	165,263
SeAH Steel Corp.	377	38,658
SeAH Steel Holdings Corp.	810	52,112
Sebang Global Battery Co. Ltd.	1,069	91,206
Seegene, Inc.	2,018	123,814
Sejong Telecom, Inc.(1)	5,123	3,162
Seobu T&D	996	7,796
Seoul Semiconductor Co. Ltd.	5,718	101,185
SFA Engineering Corp.	1,795	69,382
SFA Semicon Co. Ltd.(1)	13,190	85,662
Shin Poong Pharmaceutical Co. Ltd.	907	53,235
Shinhan Financial Group Co. Ltd., ADR(2)	39,628	1,511,412
Shinsegae International, Inc.	274	55,220
Shinsegae, Inc.	680	191,849
Shinsung E&G Co. Ltd.(1)	13,081	34,181

Shinyoung Securities Co. Ltd.(1)	714	40,019
Silicon Works Co. Ltd.	1,480	141,564
SillaJen, Inc.(1)	626	6,792
SIMMTECH Co. Ltd.	7,459	149,990
SK Biopharmaceuticals Co. Ltd.(1)	491	49,715
SK Chemicals Co. Ltd.	1,152	261,816
SK D&D Co. Ltd.	2,081	67,867
SK Discovery Co. Ltd.	5,267	247,072
SK Gas Ltd.	666	64,450
SK Holdings Co. Ltd.	2,490	591,589
SK Hynix, Inc.	56,457	6,330,019
SK Innovation Co. Ltd.(1)	5,234	1,283,636
SK Materials Co. Ltd.	523	150,825
SK Networks Co. Ltd.	46,968	251,727
SK Securities Co. Ltd.	12,360	11,131
SK Telecom Co. Ltd., ADR(2)	46,438	1,487,874
SKC Co. Ltd.	1,757	204,327
SL Corp.	1,857	51,865
SM Entertainment Co. Ltd.(1)	1,080	41,284
SNT Dynamics Co. Ltd.	3,850	30,845
SNT Motiv Co. Ltd.	2,927	168,955
Solus Advanced Materials Co. Ltd.	607	27,854
Songwon Industrial Co. Ltd.	5,948	108,753
Soulbrain Co. Ltd.	692	203,603
Soulbrain Holdings Co., Ltd.(1)	1,229	40,990
SPC Samlip Co. Ltd.	578	45,969
Ssangyong Motor Co.(1)(2)	2,905	7,215
ST Pharm Co. Ltd.(1)	124	12,438
Studio Dragon Corp.(1)	1,076	92,516
Suheung Co. Ltd.	124	6,239
Sung Kwang Bend Co. Ltd.	420	3,611
Sungwoo Hitech Co. Ltd.	2,998	18,379
Taekwang Industrial Co. Ltd.	37	41,543
Taewoong Co. Ltd.(1)	329	3,687
Taeyoung Engineering & Construction Co. Ltd.	8,091	93,862
Taihan Electric Wire Co. Ltd.(1)	26,822	40,520
Taihan Fiberoptics Co. Ltd.(1)	470	1,305
Telcon RF Pharmaceutical, Inc.(1)	379	1,643
TES Co. Ltd.	1,577	44,027
Tesna, Inc.	3,742	150,964
TK Corp.	3,134	30,606
Tokai Carbon Korea Co. Ltd.	154	23,967
Tongyang Life Insurance Co. Ltd.	15,456	78,414
Tongyang, Inc.	2,830	3,477
Toptec Co. Ltd.	790	8,392
TY Holdings Co. Ltd.(1)	1,589	40,651
Unid Co. Ltd.	2,452	174,356
UniTest, Inc.(1)	1,762	31,999
Value Added Technology Co. Ltd.	2,755	80,998
Vieworks Co. Ltd.	352	11,831
Webzen, Inc.(1)	3,108	89,292
Wemade Co. Ltd.	563	29,382
Whanin Pharmaceutical Co. Ltd.	148	2,799
Winix, Inc.	3,028	61,278
WiSoL Co. Ltd.	6,266	70,178

Wonik Holdings Co. Ltd.(1)	5,541	32,886
WONIK IPS Co. Ltd.	7,578	341,705
Wonik Materials Co. Ltd.	745	22,468
Woongjin Thinkbig Co. Ltd.	11,642	45,566
Woori Financial Group, Inc.	62,495	618,546
Woori Investment Bank Co. Ltd.	4,836	4,018
Y G-1 Co. Ltd.	226	1,821
YG Entertainment, Inc.(1)	628	27,771
Youlchon Chemical Co. Ltd.	1,157	23,504
Young Poong Corp.	44	27,578
Youngone Corp.	2,728	116,000
Youngone Holdings Co. Ltd.	1,400	65,302
Yuanta Securities Korea Co. Ltd.	39,133	158,341
Yuhan Corp.	1,076	61,647
Yungjin Pharmaceutical Co. Ltd.(1)	1,448	8,092
Zinus, Inc.	346	32,237
		117,363,071
Taiwan — 16.6%
Aaeon Technology, Inc.	1,000	2,472
Ability Enterprise Co. Ltd.	36,000	19,675
AcBel Polytech, Inc.	95,000	90,075
Accton Technology Corp.	65,000	687,400
Acer, Inc.	533,000	609,910
ACES Electronic Co. Ltd.	37,000	58,125
Acter Group Corp. Ltd.	9,207	62,404
ADATA Technology Co. Ltd.	66,000	239,783
Advanced Ceramic X Corp.	5,000	86,874
Advanced International Multitech Co. Ltd.	28,000	73,572
Advanced Power Electronics Corp.	17,000	37,887
Advantech Co. Ltd.	42,199	497,213
AGV Products Corp.(1)	183,000	80,564
Airtac International Group	4,000	144,812
Alchip Technologies Ltd.	11,000	209,749
Allied Circuit Co. Ltd.	6,000	22,130
Alltek Technology Corp.	52,000	53,286
Alltop Technology Co. Ltd.	12,252	59,551
Alpha Networks, Inc.	35,772	35,782
Altek Corp.	31,000	40,263
Ampire Co. Ltd.	33,000	27,823
AMPOC Far-East Co. Ltd.	22,000	29,687
AmTRAN Technology Co. Ltd.(1)	13,000	8,244
Anpec Electronics Corp.	22,000	111,369
APAQ Technology Co. Ltd.	12,000	26,341
Apex International Co. Ltd.	27,000	54,250
Arcadyan Technology Corp.	43,061	146,975
Ardentec Corp.	133,000	203,896
Argosy Research, Inc.	7,545	27,536
ASE Technology Holding Co. Ltd., ADR	224,785	1,802,776
Asia Cement Corp.	221,000	401,904
Asia Optical Co., Inc.	2,000	5,842
Asia Pacific Telecom Co. Ltd.(1)	7,209	2,280
Asia Polymer Corp.	107,850	117,735
Asia Vital Components Co. Ltd.	69,000	177,915
ASIX Electronics Corp.	11,000	49,607
ASMedia Technology, Inc.	1,000	51,858

ASPEED Technology, Inc.	2,000	158,710
ASROCK, Inc.	8,000	46,864
Asustek Computer, Inc.	43,000	606,152
Aten International Co. Ltd.	9,000	27,006
AU Optronics Corp.(1)	1,333,200	1,120,598
Audix Corp.	19,000	36,635
AURAS Technology Co. Ltd.	11,000	66,089
Aurora Corp.	1,000	3,295
AVY Precision Technology, Inc.	38,060	38,298
Azurewave Technologies, Inc.(1)	23,000	19,112
Bank of Kaohsiung Co. Ltd.	31,350	12,385
Baolong International Co. Ltd.	34,000	23,625
Basso Industry Corp.	26,000	44,931
BenQ Materials Corp.	60,000	56,711
BES Engineering Corp.	276,000	89,474
Bin Chuan Enterprise Co. Ltd.	23,000	21,306
Bioteque Corp.	6,000	25,180
Bizlink Holding, Inc.	9,000	78,069
Brave C&H Supply Co. Ltd.	4,000	16,410
Brighton-Best International Taiwan, Inc.(1)	68,000	81,497
Browave Corp.	15,000	24,012
C Sun Manufacturing Ltd.	39,000	74,583
Capital Futures Corp.	19,000	29,891
Capital Securities Corp.	412,000	261,489
Career Technology MFG. Co. Ltd.	115,100	123,863
Caswell, Inc.	3,000	12,815
Catcher Technology Co. Ltd.	89,000	585,964
Cathay Financial Holding Co. Ltd.	719,000	1,436,914
Cayman Engley Industrial Co. Ltd.	7,000	23,046
Celxpert Energy Corp.	26,000	41,873
Center Laboratories, Inc.(1)	47,047	116,811
Central Reinsurance Co. Ltd.	13,000	11,976
Century Iron & Steel Industrial Co. Ltd.	13,000	49,571
Chailease Holding Co. Ltd.	5,200	39,275
Champion Building Materials Co. Ltd.(1)	91,000	38,240
Chang Hwa Commercial Bank Ltd.	141,520	86,168
Chang Wah Electromaterials, Inc.	20,000	24,485
Chang Wah Technology Co. Ltd.	7,000	15,572
Channel Well Technology Co. Ltd.	20,000	37,114
Charoen Pokphand Enterprise	18,000	50,576
CHC Healthcare Group	5,000	6,546
CHC Resources Corp.	4,000	6,693
Chen Full International Co. Ltd.	16,000	23,702
Chenbro Micom Co. Ltd.	10,000	28,342
Cheng Loong Corp.	185,000	274,669
Cheng Mei Materials Technology Corp.(1)	264,000	117,479
Cheng Shin Rubber Industry Co. Ltd.	314,000	536,292
Cheng Uei Precision Industry Co. Ltd.	91,000	130,941
Chia Chang Co. Ltd.	6,000	9,150
Chia Hsin Cement Corp.	126,000	99,501
Chicony Electronics Co. Ltd.	87,000	242,483
Chicony Power Technology Co. Ltd.	29,000	71,006
Chief Telecom, Inc.	2,000	22,385
Chieftek Precision Co. Ltd.	1,000	3,720
Chilisin Electronics Corp.	28,000	99,782

Chin-Poon Industrial Co. Ltd.	68,000	71,089
China Airlines Ltd.(1)	378,000	245,666
China Bills Finance Corp.	117,000	67,458
China Chemical & Pharmaceutical Co. Ltd.	41,000	34,362
China Development Financial Holding Corp.	1,631,000	722,249
China General Plastics Corp.	125,450	157,106
China Life Insurance Co. Ltd.	331,980	294,862
China Man-Made Fiber Corp.(1)	258,000	94,335
China Metal Products	47,000	55,772
China Motor Corp.(1)	58,800	143,747
China Petrochemical Development Corp.	591,000	274,308
China Steel Corp.	1,383,000	1,821,275
China Steel Structure Co. Ltd.	18,000	27,913
Chinese Maritime Transport Ltd.	27,000	44,093
Chipbond Technology Corp.	170,000	416,900
ChipMOS Technologies, Inc.	180,000	291,040
Chlitina Holding Ltd.	10,000	76,954
Chong Hong Construction Co. Ltd.	3,000	8,546
Chroma ATE, Inc.	2,000	13,805
Chun Yuan Steel Industry Co. Ltd.	112,000	83,228
Chung Hung Steel Corp.(1)	180,000	316,052
Chung Hwa Pulp Corp.(1)	96,000	82,590
Chung-Hsin Electric & Machinery Manufacturing Corp.	61,000	112,506
Chunghwa Telecom Co. Ltd., ADR(2)	24,129	988,565
Cleanaway Co. Ltd.	42,000	257,394
Clevo Co.(1)	57,000	61,501
CMC Magnetics Corp.	279,685	102,633
Co-Tech Development Corp.	8,000	23,323
Compal Electronics, Inc.	799,000	670,804
Compeq Manufacturing Co. Ltd.	139,000	191,582
Compucase Enterprise	15,000	22,375
Concord International Securities Co. Ltd.	71,000	64,904
Concraft Holding Co. Ltd.	16,899	36,570
Continental Holdings Corp.	65,000	58,405
Coremax Corp.	10,000	26,237
Coretronic Corp.	107,000	222,311
CTBC Financial Holding Co. Ltd.	1,606,000	1,330,338
CTCI Corp.	17,000	23,165
CviLux Corp.	19,000	27,930
CX Technology Co. Ltd.	16,000	21,545
Cyberlink Corp.	1,000	3,024
CyberTAN Technology, Inc.	61,000	37,946
D-Link Corp.(1)	5,000	3,484
DA CIN Construction Co. Ltd.	34,000	40,807
Da-Li Development Co. Ltd.	2,199	2,365
Dafeng TV Ltd.	4,000	6,509
Darfon Electronics Corp.	50,000	76,935
Darwin Precisions Corp.(1)	5,000	2,455
Daxin Materials Corp.	10,000	32,048
Delta Electronics, Inc.	83,000	870,865
Depo Auto Parts Ind Co. Ltd.	27,000	54,823
Dimerco Express Corp.	27,000	78,067
Double Bond Chemical Industry Co. Ltd.	3,000	6,243
Dr Wu Skincare Co. Ltd.	8,000	21,982
Dynamic Electronics Co. Ltd.(1)	72,147	50,322

Dynapack International Technology Corp.	18,000	70,734
E Ink Holdings, Inc.	17,000	37,625
E-LIFE MALL Corp.	4,000	11,753
E.Sun Financial Holding Co. Ltd.	366,105	334,983
Eastern Media International Corp.	40,000	25,069
Eclat Textile Co. Ltd.	9,000	210,529
ECOVE Environment Corp.	1,000	8,221
eGalax_eMPIA Technology, Inc.	12,000	26,740
Egis Technology, Inc.	10,000	59,609
Elan Microelectronics Corp.	110,000	830,576
Elite Advanced Laser Corp.	18,000	36,895
Elite Material Co. Ltd.	48,000	273,978
Elite Semiconductor Microelectronics Technology, Inc.	39,000	189,784
Elitegroup Computer Systems Co. Ltd.(1)	44,000	38,256
eMemory Technology, Inc.	1,000	33,722
ENNOSTAR, Inc.(1)	32,375	88,487
Eson Precision Ind Co. Ltd.	15,000	32,536
Eternal Materials Co. Ltd.	113,000	163,938
Eurocharm Holdings Co. Ltd.	6,000	29,941
Eva Airways Corp.	138,000	86,561
Everest Textile Co. Ltd.(1)	3,000	1,306
Evergreen International Storage & Transport Corp.	112,000	91,218
Evergreen Marine Corp. Taiwan Ltd.(1)	501,190	1,739,272
Everlight Chemical Industrial Corp.	54,000	37,323
Everlight Electronics Co. Ltd.	110,000	182,500
Excelliance Mos Corp.	6,000	32,562
Excelsior Medical Co. Ltd.	16,000	33,307
Far Eastern Department Stores Ltd.	127,000	101,896
Far Eastern International Bank	319,932	121,661
Far Eastern New Century Corp.	353,000	397,313
Far EasTone Telecommunications Co. Ltd.	163,000	379,284
Faraday Technology Corp.	2,000	4,844
Farglory F T Z Investment Holding Co. Ltd.	17,000	19,874
Farglory Land Development Co. Ltd.	29,000	57,465
Federal Corp.(1)	89,000	91,708
Feng Hsin Steel Co. Ltd.	93,000	247,689
Feng TAY Enterprise Co. Ltd.	37,800	333,769
Firich Enterprises Co. Ltd.	57,223	61,609
First Financial Holding Co. Ltd.	820,460	646,743
First Hi-Tec Enterprise Co. Ltd.	13,000	26,213
First Steamship Co. Ltd.	151,210	70,137
Fitipower Integrated Technology, Inc.	4,000	47,537
Fittech Co. Ltd.	4,223	24,579
FLEXium Interconnect, Inc.	50,000	207,949
Flytech Technology Co. Ltd.	17,000	38,246
FocalTech Systems Co. Ltd.(1)	51,804	372,166
Forcecon Tech Co. Ltd.	19,000	60,715
Forest Water Environment Engineering Co. Ltd.	1,000	1,535
Formosa Advanced Technologies Co. Ltd.	41,000	57,784
Formosa Chemicals & Fibre Corp.	157,000	482,899
Formosa International Hotels Corp.	5,000	25,121
Formosa Laboratories, Inc.(1)	24,000	84,678
Formosa Oilseed Processing Co. Ltd.	52,000	82,520
Formosa Petrochemical Corp.	33,000	117,406
Formosa Plastics Corp.	111,000	406,039

Formosa Sumco Technology Corp.	7,000	42,139
Formosa Taffeta Co. Ltd.	90,000	100,079
Formosan Rubber Group, Inc.	87,000	75,411
Formosan Union Chemical	113,650	72,879
Fortune Electric Co. Ltd.	26,000	40,565
Foxconn Technology Co. Ltd.	201,000	466,947
Foxsemicon Integrated Technology, Inc.	17,000	139,957
Franbo Lines Corp.	29,000	19,700
Froch Enterprise Co. Ltd.	45,000	32,529
FSP Technology, Inc.	20,000	31,516
Fubon Financial Holding Co. Ltd.	734,000	1,904,176
Fulgent Sun International Holding Co. Ltd.	12,000	53,315
Full Wang International Development Co. Ltd.	30,000	25,298
Fulltech Fiber Glass Corp.(1)	59,000	33,441
Fusheng Precision Co. Ltd.	15,000	119,445
G Shank Enterprise Co. Ltd.	32,000	40,841
Gamania Digital Entertainment Co. Ltd.	25,000	57,931
GCS Holdings, Inc.	1,000	1,657
GEM Services, Inc.	9,000	24,822
GEM Terminal Industrial Co. Ltd.(1)	24,000	29,827
Gemtek Technology Corp.(1)	35,000	37,575
General Interface Solution Holding Ltd.	49,000	171,658
Genesys Logic, Inc.	12,000	25,951
Genius Electronic Optical Co. Ltd.	9,079	149,855
Getac Technology Corp.	93,000	174,212
Giant Manufacturing Co. Ltd.	52,000	624,958
Giantplus Technology Co. Ltd.	6,000	3,001
Gigabyte Technology Co. Ltd.	71,000	275,724
Ginko International Co. Ltd.	18,150	114,659
Global Brands Manufacture Ltd.	84,000	94,960
Global Lighting Technologies, Inc.	16,000	52,709
Global Mixed Mode Technology, Inc.	15,000	118,695
Global PMX Co. Ltd.	1,000	6,203
Global Unichip Corp.	17,000	218,056
Globalwafers Co. Ltd.	11,000	316,276
Globe Union Industrial Corp.	13,000	7,778
Gloria Material Technology Corp.	114,000	79,793
Gold Circuit Electronics Ltd.(1)	89,000	170,087
Golden Friends Corp.	1,000	2,065
Goldsun Building Materials Co. Ltd.	172,674	155,952
Gourmet Master Co. Ltd.	20,000	118,931
Grand Ocean Retail Group Ltd.	3,000	2,100
Grand Pacific Petrochemical(1)	246,000	231,893
Grape King Bio Ltd.	19,000	112,951
Great China Metal Industry	9,000	8,410
Great Tree Pharmacy Co. Ltd.	5,000	25,024
Great Wall Enterprise Co. Ltd.	107,000	218,178
Greatek Electronics, Inc.	62,000	157,807
GTM Holdings Corp.	7,000	6,237
Gudeng Precision Industrial Co. Ltd.	3,346	31,557
Hai Kwang Enterprise Corp.(1)	39,000	52,123
Hannstar Board Corp.	91,927	146,739
HannStar Display Corp.(1)	519,000	397,821
HannsTouch Solution, Inc.	178,000	79,822
Harmony Electronics Corp.	17,000	21,572

Harvatek Corp.(1)	35,000	26,043
Heran Co. Ltd.	7,000	30,131
Highwealth Construction Corp.	6,600	10,143
Hiroca Holdings Ltd.	19,000	42,866
Hitron Technology, Inc.	42,000	31,669
Hiwin Technologies Corp.	3,183	42,152
Ho Tung Chemical Corp.(1)	151,000	60,945
Hocheng Corp.(1)	62,000	25,230
Hold-Key Electric Wire & Cable Co. Ltd.(1)	56,000	32,341
Holiday Entertainment Co. Ltd.	13,000	29,103
Holtek Semiconductor, Inc.	52,000	177,251
Holy Stone Enterprise Co. Ltd.	9,000	42,568
Hon Hai Precision Industry Co. Ltd.	957,000	3,823,843
Hong Pu Real Estate Development Co. Ltd.	11,000	8,538
Hong TAI Electric Industrial	36,000	32,226
Horizon Securities Co. Ltd.	152,000	136,344
Hotai Finance Co. Ltd.	6,000	17,791
Hotai Motor Co. Ltd.	10,000	203,336
Hotron Precision Electronic Industrial Co. Ltd.	9,000	21,476
Hsin Kuang Steel Co. Ltd.	2,000	4,645
Hsin Yung Chien Co. Ltd.	9,000	39,355
Hsing TA Cement Co.	62,000	58,072
HTC Corp.(1)	48,000	62,933
Hu Lane Associate, Inc.	15,225	56,947
Hua Nan Financial Holdings Co. Ltd.	141,508	92,599
Huaku Development Co. Ltd.	40,000	134,560
Huang Hsiang Construction Corp.	31,000	45,403
Hung Ching Development & Construction Co. Ltd.	31,000	25,386
Hung Sheng Construction Ltd.	59,880	42,629
Huxen Corp.	3,000	5,648
Hycon Technology Corp.	7,000	39,941
I-Sheng Electric Wire & Cable Co. Ltd.	10,000	15,728
Ibase Technology, Inc.	1,000	1,417
IBF Financial Holdings Co. Ltd.	406,576	250,224
Ichia Technologies, Inc.	57,000	35,311
IEI Integration Corp.	20,000	36,330
Info-Tek Corp.	19,000	27,707
Innodisk Corp.	13,160	81,077
Innolux Corp.(1)	1,300,000	1,042,161
Inpaq Technology Co. Ltd.	30,000	64,000
Integrated Service Technology, Inc.	12,000	21,906
Interactive Digital Technologies, Inc.	8,000	22,863
International CSRC Investment Holdings Co.	146,000	130,976
International Games System Co. Ltd.	9,000	302,034
Inventec Corp.	130,000	120,254
Iron Force Industrial Co. Ltd.	3,000	7,818
ITE Technology, Inc.	34,000	149,742
ITEQ Corp.	47,000	210,004
Jarllytec Co. Ltd.	9,000	23,519
Jentech Precision Industrial Co. Ltd.	3,000	30,647
Jess-Link Products Co. Ltd.	18,000	24,717
Jih Lin Technology Co. Ltd.	11,000	29,767
Jourdeness Group Ltd.	1,000	2,752
Kaimei Electronic Corp.	21,000	78,864
KEE TAI Properties Co. Ltd.	28,000	10,083

Kenda Rubber Industrial Co. Ltd.	124,800	185,252
KHGEARS International Ltd.	5,000	24,513
Kindom Development Co. Ltd.	58,000	78,931
King Slide Works Co. Ltd.	3,000	40,709
King Yuan Electronics Co. Ltd.	278,000	427,134
King's Town Bank Co. Ltd.	150,000	223,339
Kinik Co.	26,000	60,151
Kinpo Electronics	279,000	138,095
Kinsus Interconnect Technology Corp.	79,000	296,869
KMC Kuei Meng International, Inc.	10,000	84,242
KNH Enterprise Co. Ltd.(1)	23,000	29,995
KS Terminals, Inc.	16,000	41,720
Kung Long Batteries Industrial Co. Ltd.	48,000	249,206
Kung Sing Engineering Corp.(1)	64,000	23,248
Kuo Toong International Co. Ltd.	67,000	65,936
Kuoyang Construction Co. Ltd.	49,727	54,624
L&K Engineering Co. Ltd.	20,000	20,618
Lanner Electronics, Inc.	18,000	38,379
Largan Precision Co. Ltd.	5,000	523,765
Leadtek Research, Inc.(1)	25,000	49,704
Lealea Enterprise Co. Ltd.(1)	101,000	45,875
Lelon Electronics Corp.	12,138	28,089
Lemtech Holdings Co. Ltd.	6,000	39,030
Li Cheng Enterprise Co. Ltd.	1,071	951
Li Peng Enterprise Co. Ltd.(1)	321,000	145,476
Lian HWA Food Corp.	16,100	34,101
Lien Hwa Industrial Holdings Corp.	6,960	12,299
Lingsen Precision Industries Ltd.(1)	131,000	82,574
Lion Travel Service Co. Ltd.	1,000	3,016
Lite-On Technology Corp.	340,000	805,290
Liton Technology Corp.	18,000	21,979
Long Bon International Co. Ltd.(1)	4,800	3,250
Longchen Paper & Packaging Co. Ltd.	140,587	118,391
Longwell Co.	17,000	37,630
Lotes Co. Ltd.	13,000	277,010
Lotus Pharmaceutical Co. Ltd.(1)	1,000	3,420
Lucky Cement Corp.	60,000	30,093
Lumax International Corp. Ltd.	10,000	25,717
Lung Yen Life Service Corp.	18,000	38,865
Macauto Industrial Co. Ltd.	11,000	35,551
Machvision, Inc.	6,039	51,004
Macronix International Co. Ltd.	419,000	639,809
Makalot Industrial Co. Ltd.	14,825	151,790
Marketech International Corp.	16,000	58,976
Materials Analysis Technology, Inc.	14,000	61,257
Mechema Chemicals International Corp.	2,000	4,356
MediaTek, Inc.	39,000	1,347,336
Mega Financial Holding Co. Ltd.	410,000	489,186
Mercuries & Associates Holding Ltd.	55,000	43,094
Mercuries Life Insurance Co. Ltd.(1)	211,343	71,380
Merida Industry Co. Ltd.	36,000	416,433
Merry Electronics Co. Ltd.	6,000	23,149
Micro-Star International Co. Ltd.	96,000	574,097
Microbio Co. Ltd.(1)	6,000	12,243
Mirle Automation Corp.	41,000	65,419

Mitac Holdings Corp.	114,560	116,467
momo.com, Inc.	5,000	225,440
MOSA Industrial Corp.	13,000	19,892
Motech Industries, Inc.(1)	93,000	103,891
MPI Corp.	18,000	70,859
Nak Sealing Technologies Corp.	15,000	48,807
Namchow Holdings Co. Ltd.	33,000	67,126
Nan Kang Rubber Tire Co. Ltd.	32,000	44,129
Nan Liu Enterprise Co. Ltd.	6,000	35,703
Nan Pao Resins Chemical Co. Ltd.	11,000	59,447
Nan Ya Plastics Corp.	181,000	545,317
Nan Ya Printed Circuit Board Corp.(1)	33,000	370,868
Nantex Industry Co. Ltd.	75,000	353,855
Nanya Technology Corp.	152,000	440,652
Newmax Technology Co. Ltd.(1)	1,000	1,688
Nichidenbo Corp.	36,000	68,537
Nidec Chaun-Choung Technology Corp.	1,000	7,245
Nien Made Enterprise Co. Ltd.	29,000	426,080
Niko Semiconductor Co. Ltd.	13,000	29,369
Nishoku Technology, Inc.	6,000	29,122
Novatek Microelectronics Corp.	83,000	1,507,334
Nuvoton Technology Corp.	2,428	6,926
O-Bank Co. Ltd.	189,430	47,923
O-TA Precision Industry Co. Ltd.	14,000	73,018
Ocean Plastics Co. Ltd.(1)	30,000	38,061
OptoTech Corp.(1)	59,000	57,671
Orient Semiconductor Electronics Ltd.	104,000	66,922
Oriental Union Chemical Corp.	8,000	6,157
P-Duke Technology Co. Ltd.	2,000	5,119
Pacific Hospital Supply Co. Ltd.	11,099	32,238
Paiho Shih Holdings Corp.	1,000	1,693
Pan Jit International, Inc.	235,000	427,607
Pan-International Industrial Corp.	197,000	277,525
Parade Technologies Ltd.	2,000	108,062
PChome Online, Inc.	15,000	54,283
Pegatron Corp.	192,000	506,524
Pegavision Corp.	6,000	109,502
PharmaEngine, Inc.	24,000	57,098
Pharmally International Holding Co. Ltd.(1)	1,282	2,616
Phihong Technology Co. Ltd.(1)	67,000	81,726
Phison Electronics Corp.	17,000	285,613
Pixart Imaging, Inc.	16,000	105,318
Polytronics Technology Corp.	2,094	8,352
Pou Chen Corp.	364,000	501,710
Power Wind Health Industry, Inc.	4,050	20,659
Powertech Technology, Inc.	149,000	569,306
Poya International Co. Ltd.(1)	6,000	117,225
President Chain Store Corp.	62,000	585,895
President Securities Corp.	254,740	262,589
Primax Electronics Ltd.	107,000	205,101
Prince Housing & Development Corp.	215,000	91,870
Promate Electronic Co. Ltd.	35,000	50,185
Prosperity Dielectrics Co. Ltd.	18,000	39,783
Qisda Corp.	433,000	469,252
QST International Corp.	10,000	24,029

Quang Viet Enterprise Co. Ltd.	6,000	27,857
Quanta Computer, Inc.	317,000	1,004,818
Quanta Storage, Inc.	41,000	60,260
Radiant Innovation, Inc.	8,000	21,775
Radiant Opto-Electronics Corp.	71,000	301,552
Radium Life Tech Co. Ltd.	134,000	53,811
Realtek Semiconductor Corp.	90,000	1,610,606
Rechi Precision Co. Ltd.	41,000	30,028
Rectron Ltd.(1)	35,000	22,049
Rexon Industrial Corp. Ltd.	19,000	53,289
Rich Development Co. Ltd.	92,000	31,637
Ritek Corp.(1)	64,281	22,517
Roo Hsing Co. Ltd.(1)	75,000	26,483
Ruentex Development Co. Ltd.	139,000	262,186
Ruentex Engineering & Construction Co.	17,000	88,128
Ruentex Industries Ltd.	56,000	166,985
Sampo Corp.	50,000	53,125
San Fang Chemical Industry Co. Ltd.	13,000	10,228
San Shing Fastech Corp.	17,000	37,108
Sanyang Motor Co. Ltd.	213,000	214,271
Savior Lifetec Corp.(1)	7,000	7,425
SCI Pharmtech, Inc.	8,000	24,527
ScinoPharm Taiwan Ltd.	2,000	2,055
SDI Corp.	27,000	91,455
Sea Sonic Electronics Co. Ltd.	8,000	30,113
Senao International Co. Ltd.	1,000	1,162
Senao Networks, Inc.	7,000	22,848
Sensortek Technology Corp.	1,000	22,579
Sesoda Corp.	8,640	8,432
Shanghai Commercial & Savings Bank Ltd. (The)	278,000	453,637
Sheng Yu Steel Co. Ltd.	40,000	49,364
ShenMao Technology, Inc.	17,000	26,511
Shih Her Technologies, Inc.	11,000	20,717
Shih Wei Navigation Co. Ltd.(1)	48,000	62,795
Shin Foong Specialty & Applied Materials Co. Ltd.	18,000	181,307
Shin Kong Financial Holding Co. Ltd.	1,268,313	453,896
Shin Zu Shing Co. Ltd.	13,536	54,615
Shining Building Business Co. Ltd.(1)	125,000	54,899
Shinkong Insurance Co. Ltd.	14,000	20,085
Shinkong Synthetic Fibers Corp.	227,000	175,886
Shiny Chemical Industrial Co. Ltd.	13,200	53,169
ShunSin Technology Holding Ltd.	12,000	47,653
Shuttle, Inc.(1)	85,000	40,213
Sigurd Microelectronics Corp.	122,063	220,532
Silergy Corp.	1,000	125,503
Silicon Integrated Systems Corp.	158,000	120,434
Simplo Technology Co. Ltd.	35,000	460,038
Sinbon Electronics Co. Ltd.	4,000	37,702
Sincere Navigation Corp.	79,060	75,461
Singatron Enterprise Co. Ltd.	25,000	21,950
Sinher Technology, Inc.	15,000	26,323
Sinmag Equipment Corp.	9,000	34,041
Sino-American Silicon Products, Inc.	82,000	486,680
Sinon Corp.	87,000	67,748
SinoPac Financial Holdings Co. Ltd.	1,349,000	653,776

Sinopower Semiconductor, Inc.	6,000	24,173
Sinyi Realty, Inc.	34,000	37,369
Sitronix Technology Corp.	34,000	326,046
Siward Crystal Technology Co. Ltd.	28,000	28,677
Soft-World International Corp.	4,000	15,283
Solar Applied Materials Technology Corp.	248,670	412,378
Sonix Technology Co. Ltd.	43,000	145,684
Speed Tech Corp.	1,000	2,448
St Shine Optical Co. Ltd.	4,000	40,408
Standard Chemical & Pharmaceutical Co. Ltd.	16,000	22,191
Standard Foods Corp.	18,000	34,122
Stark Technology, Inc.	25,000	62,492
Sunjuice Holdings Co. Ltd.	3,000	51,613
Sunny Friend Environmental Technology Co. Ltd.	10,000	76,707
Sunonwealth Electric Machine Industry Co. Ltd.	32,000	49,891
Sunplus Technology Co. Ltd.(1)	25,000	26,555
Sunrex Technology Corp.	12,000	24,348
Supreme Electronics Co. Ltd.	49,755	71,084
Swancor Holding Co. Ltd.	10,000	42,441
Sweeten Real Estate Development Co. Ltd.	4,320	3,833
Symtek Automation Asia Co. Ltd.	9,000	29,957
Syncmold Enterprise Corp.	21,000	63,158
Synnex Technology International Corp.	279,000	590,209
Systex Corp.	17,000	53,165
T3EX Global Holdings Corp.	20,000	67,475
TA Chen Stainless Pipe	56,263	91,142
Ta Ya Electric Wire & Cable	112,000	113,874
TA-I Technology Co. Ltd.	8,750	21,724
TAI Roun Products Co. Ltd.	43,000	25,459
Taichung Commercial Bank Co. Ltd.	400,593	163,903
TaiDoc Technology Corp.	5,000	38,151
Taiflex Scientific Co. Ltd.	22,000	37,644
Taigen Biopharmaceuticals Holdings Ltd.(1)	2,000	1,568
Taimide Tech, Inc.	16,000	26,156
Tainan Spinning Co. Ltd.	189,000	193,035
Taishin Financial Holding Co. Ltd.	978,174	518,236
TaiSol Electronics Co. Ltd.	10,000	16,834
Taisun Enterprise Co. Ltd.	4,000	4,165
Taita Chemical Co. Ltd.	70,000	102,664
Taiwan Business Bank	602,800	207,829
Taiwan Cement Corp.	403,004	735,220
Taiwan Cogeneration Corp.	28,000	38,841
Taiwan Cooperative Financial Holding Co. Ltd.	323,200	242,938
Taiwan FamilyMart Co. Ltd.	1,000	9,555
Taiwan Fertilizer Co. Ltd.	95,000	190,608
Taiwan Fire & Marine Insurance Co. Ltd.	41,000	30,525
Taiwan FU Hsing Industrial Co. Ltd.	29,000	46,602
Taiwan Glass Industry Corp.(1)	222,000	258,803
Taiwan High Speed Rail Corp.	137,000	142,686
Taiwan Hon Chuan Enterprise Co. Ltd.	60,000	152,240
Taiwan Hopax Chemicals Manufacturing Co. Ltd.	41,000	45,723
Taiwan Land Development Corp.(1)	30,000	7,758
Taiwan Mask Corp.	24,000	73,600
Taiwan Mobile Co. Ltd.	141,000	506,840
Taiwan Navigation Co. Ltd.	76,000	105,197

Taiwan Paiho Ltd.	92,000	312,780
Taiwan PCB Techvest Co. Ltd.	73,000	125,793
Taiwan Sakura Corp.	4,000	9,426
Taiwan Secom Co. Ltd.	34,000	111,986
Taiwan Semiconductor Co. Ltd.	14,000	24,196
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	216,942	25,460,313
Taiwan Shin Kong Security Co. Ltd.	7,070	9,734
Taiwan Styrene Monomer	30,000	21,098
Taiwan Surface Mounting Technology Corp.	23,000	97,254
Taiwan TEA Corp.(1)	17,000	11,690
Taiwan Union Technology Corp.	6,000	20,912
Taiyen Biotech Co. Ltd.	24,000	27,667
Tatung Co. Ltd.(1)	38,000	34,075
Tatung System Technologies, Inc.	21,000	29,804
TCI Co. Ltd.	19,000	166,944
Teco Electric and Machinery Co. Ltd.	211,000	250,694
Test Research, Inc.	31,000	63,831
Test Rite International Co. Ltd.	33,000	32,149
Tex-Ray Industrial Co. Ltd.(1)	40,000	25,847
Thermaltake Technology Co. Ltd.	11,000	28,148
Thinking Electronic Industrial Co. Ltd.	13,000	74,762
Thye Ming Industrial Co. Ltd.	28,000	31,173
Ton Yi Industrial Corp.(1)	148,000	71,575
Tong Hsing Electronic Industries Ltd.	5,472	35,989
Tong Yang Industry Co. Ltd.	49,000	57,822
Top Bright Holding Co. Ltd.	8,000	38,267
Topco Scientific Co. Ltd.	37,000	174,547
Topkey Corp.	6,000	36,054
Topoint Technology Co. Ltd.	51,000	72,719
TPK Holding Co. Ltd.(1)	67,000	111,277
Trade-Van Information Services Co.	2,000	3,543
Transcend Information, Inc.	16,000	41,028
Tripod Technology Corp.	80,000	364,438
TSC Auto ID Technology Co. Ltd.	4,000	30,988
TSRC Corp.	126,000	139,502
Ttet Union Corp.	6,000	34,903
TTFB Co. Ltd.	1,000	8,281
Tung Ho Steel Enterprise Corp.	228,000	392,699
Tung Thih Electronic Co. Ltd.(1)	1,000	7,624
TXC Corp.	17,000	62,969
TYC Brother Industrial Co. Ltd.	10,000	7,759
U-Ming Marine Transport Corp.	80,000	174,043
Ubright Optronics Corp.	16,000	23,538
Ultra Chip, Inc.	20,000	44,633
Uni-President Enterprises Corp.	461,000	1,209,471
Unic Technology Corp.	39,000	34,861
Unimicron Technology Corp.	167,000	627,227
Union Bank of Taiwan	119,840	50,566
Unitech Printed Circuit Board Corp.	100,000	74,113
United Integrated Services Co. Ltd.	10,000	83,832
United Microelectronics Corp.	1,494,000	2,807,781
United Renewable Energy Co. Ltd.(1)	374,000	183,078
Universal Cement Corp.	107,000	86,538
Universal Microelectronics Co. Ltd.(1)	26,000	21,325
Unizyx Holding Corp.(1)	125,000	137,463

UPC Technology Corp.	209,000	191,416
Userjoy Technology Co. Ltd.	7,000	22,385
USI Corp.	242,000	297,170
Utechzone Co. Ltd.	18,000	36,675
Vanguard International Semiconductor Corp.	127,000	534,992
Ventec International Group Co. Ltd.	17,000	64,491
Visual Photonics Epitaxy Co. Ltd.	30,000	120,794
Voltronic Power Technology Corp.	9,100	413,171
Wafer Works Corp.	41,000	74,887
Wah Hong Industrial Corp.	19,000	22,587
Wah Lee Industrial Corp.	37,000	102,704
Walsin Lihwa Corp.	499,000	453,513
Walsin Technology Corp.	23,000	171,597
Walton Advanced Engineering, Inc.(1)	88,000	47,620
Wan Hai Lines Ltd.	105,000	585,243
WEI Chih Steel Industrial Co. Ltd.(1)	29,000	34,991
Wei Chuan Foods Corp.	82,000	63,160
Weikeng Industrial Co. Ltd.	65,000	53,847
Well Shin Technology Co. Ltd.	16,000	29,188
Win Semiconductors Corp.	45,000	527,901
Winbond Electronics Corp.	654,000	795,458
Winstek Semiconductor Co. Ltd.	22,000	21,808
Wisdom Marine Lines Co. Ltd.(1)	71,378	176,158
Wistron Corp.	545,000	600,160
Wistron Information Technology & Services Corp.	8,000	28,096
Wistron NeWeb Corp.	47,000	111,967
Wiwynn Corp.	5,000	163,704
Wowprime Corp.	18,000	86,040
WPG Holdings Ltd.	271,000	503,479
WT Microelectronics Co. Ltd.	89,000	173,579
WUS Printed Circuit Co. Ltd.	9,000	9,332
XinTec, Inc.(1)	16,000	88,485
Xxentria Technology Materials Corp.	16,000	38,837
Yageo Corp.	10,000	176,134
Yang Ming Marine Transport Corp.(1)	315,000	1,223,420
YC INOX Co. Ltd.	78,486	91,771
Yea Shin International Development Co. Ltd.(1)	35,000	28,291
Yem Chio Co. Ltd.	62,000	41,580
Yeong Guan Energy Technology Group Co. Ltd.	1,000	2,608
YFY, Inc.	336,000	456,859
Yieh Hsing Enterprise Co. Ltd.(1)	41,000	20,800
Yieh Phui Enterprise Co. Ltd.(1)	164,000	133,747
Young Fast Optoelectronics Co. Ltd.	39,000	46,398
Youngtek Electronics Corp.	29,000	81,135
Yuanta Financial Holding Co. Ltd.	1,273,440	1,174,880
Yulon Finance Corp.	22,200	109,024
Yulon Motor Co. Ltd.(1)	140,397	200,420
YungShin Global Holding Corp.	3,000	4,674
Zeng Hsing Industrial Co. Ltd.	15,000	89,066
Zenitron Corp.	50,000	50,475
Zero One Technology Co. Ltd.	16,000	27,063
Zhen Ding Technology Holding Ltd.	57,000	199,023
Zinwell Corp.(1)	38,000	25,971
Zippy Technology Corp.	3,000	3,985

ZongTai Real Estate Development Co. Ltd.	2,000	2,830
		127,848,521
Thailand — 2.1%
AAPICO Hitech PCL, NVDR	54,200	40,517
Advanced Info Service PCL, NVDR	57,800	312,434
AEON Thana Sinsap Thailand PCL, NVDR	16,300	105,156
Airports of Thailand PCL, NVDR	140,700	280,078
Amata Corp. PCL, NVDR	260,700	154,153
Ananda Development PCL, NVDR	53,000	3,591
AP Thailand PCL, NVDR	690,300	189,924
Asia Aviation PCL, NVDR(1)	56,600	4,779
Asia Sermkij Leasing PCL, NVDR	35,700	39,056
Asian Sea Corp. PCL, NVDR	72,150	32,753
Asset World Corp. PCL, NVDR(1)	272,100	41,714
B Grimm Power PCL, NVDR	142,500	199,467
Bangchak Corp. PCL, NVDR	266,700	215,430
Bangkok Airways PCL, NVDR(1)	59,900	13,969
Bangkok Bank PCL, NVDR	73,900	270,698
Bangkok Chain Hospital PCL, NVDR	132,400	86,340
Bangkok Dusit Medical Services PCL, NVDR	338,200	232,383
Bangkok Expressway & Metro PCL, NVDR	222,600	57,299
Bangkok Land PCL, NVDR	2,403,600	86,874
Bangkok Life Assurance PCL, NVDR	352,300	345,866
Banpu PCL, NVDR	336,900	138,994
Banpu Power PCL, NVDR	69,100	41,979
BCPG PCL, NVDR	27,900	12,489
Beauty Community PCL, NVDR(1)	243,500	13,391
BEC World PCL, NVDR(1)	258,400	102,480
Berli Jucker PCL, NVDR	11,300	12,463
BG Container Glass PCL, NVDR	56,100	18,108
BTS Group Holdings PCL, NVDR	199,100	57,324
Bumrungrad Hospital PCL, NVDR	32,600	136,502
Cal-Comp Electronics Thailand PCL, NVDR	440,158	45,057
Carabao Group PCL, NVDR	10,500	44,144
Central Pattana PCL, NVDR	148,500	239,816
Central Retail Corp. PCL, NVDR	39,966	42,457
CH Karnchang PCL, NVDR	133,100	84,630
Charoen Pokphand Foods PCL, NVDR	364,000	317,154
Chularat Hospital PCL, NVDR	242,600	27,134
CK Power PCL, NVDR	121,300	21,315
Com7 PCL, NVDR	162,200	384,741
CP ALL PCL, NVDR	212,400	412,593
Delta Electronics Thailand PCL, NVDR	8,100	142,475
Dhipaya Insurance PCL, NVDR	48,200	53,177
Diamond Building Products PCL, NVDR	51,200	12,771
Dynasty Ceramic PCL, NVDR	744,300	74,703
Eastern Polymer Group PCL, NVDR	299,300	108,216
Eastern Water Resources Development and Management PCL, NVDR	50,300	15,770
Electricity Generating PCL, NVDR	5,900	32,824
Energy Absolute PCL, NVDR	113,000	214,968
Erawan Group PCL (The), NVDR(1)	42,800	4,129
Esso Thailand PCL, NVDR(1)	63,400	17,123
GFPT PCL, NVDR	188,400	64,486
Global Power Synergy PCL, NVDR	50,400	115,997
Gulf Energy Development PCL, NVDR	17,820	19,241

Gunkul Engineering PCL, NVDR	1,165,900	133,455
Haad Thip PCL, NVDR	13,900	16,776
Hana Microelectronics PCL, NVDR	51,900	97,965
Home Product Center PCL, NVDR	499,200	220,225
Ichitan Group PCL, NVDR	86,500	33,194
Indorama Ventures PCL, NVDR	169,600	246,466
Intouch Holdings PCL, NVDR	29,600	60,585
IRPC PCL, NVDR	1,788,800	234,398
Italian-Thai Development PCL, NVDR(1)	502,200	44,297
Jasmine International PCL, NVDR	1,051,500	93,387
Jay Mart PCL, NVDR	68,641	87,154
JMT Network Services PCL, NVDR	27,900	39,927
JWD Infologistics PCL, NVDR	210,600	82,181
Kasikornbank PCL	11,300	43,386
KCE Electronics PCL, NVDR	156,100	349,571
KGI Securities Thailand PCL, NVDR	413,600	99,183
Khon Kaen Sugar Industry PCL, NVDR(1)	380,000	51,324
Kiatnakin Phatra Bank PCL, NVDR	37,700	67,540
Krung Thai Bank PCL, NVDR	368,300	127,252
Krungthai Card PCL, NVDR	52,000	121,770
Land & Houses PCL, NVDR	761,400	194,872
LPN Development PCL, NVDR	441,700	70,320
Major Cineplex Group PCL, NVDR(1)	59,700	38,765
MBK PCL, NVDR	151,000	65,711
MC Group PCL, NVDR	20,300	6,199
MCS Steel PCL, NVDR	137,100	62,277
Mega Lifesciences PCL, NVDR	88,500	102,547
Minor International PCL, NVDR(1)	212,300	213,935
MK Restaurants Group PCL, NVDR	9,300	16,070
Muangthai Capital PCL, NVDR	55,100	108,261
Namyong Terminal PCL, NVDR	30,600	4,249
Noble Development PCL, NVDR	205,200	48,558
Northeast Rubber PCL, NVDR	156,200	31,947
Origin Property PCL, NVDR	197,400	58,054
Osotspa PCL, NVDR	20,800	24,436
Plan B Media PCL, NVDR	685,000	131,308
Polyplex Thailand PCL, NVDR	70,200	62,872
Precious Shipping PCL, NVDR(1)	176,200	100,825
Prima Marine PCL, NVDR	190,000	44,676
Property Perfect PCL, NVDR	730,710	11,456
PTG Energy PCL, NVDR	202,400	123,608
PTT Exploration & Production PCL, NVDR	124,400	467,163
PTT Global Chemical PCL, NVDR	149,300	300,535
PTT Oil & Retail Business PCL, NVDR	72,500	70,123
PTT PCL, NVDR	614,200	770,500
Quality Houses PCL, NVDR	2,085,200	153,437
Rajthanee Hospital PCL, NVDR	34,000	30,714
Ratch Group PCL, NVDR	56,400	91,548
Ratchthani Leasing PCL, NVDR	560,800	75,317
Regional Container Lines PCL, NVDR	198,400	315,631
Rojana Industrial Park PCL, NVDR	142,600	32,831
RS PCL, NVDR(1)	87,900	70,969
S Hotels & Resorts PCL, NVDR(1)	289,200	29,409
Samart Corp. PCL, NVDR(1)	72,200	23,078
Sansiri PCL, NVDR	3,972,900	166,449

Sappe PCL, NVDR	20,300	16,043
SC Asset Corp. PCL, NVDR	350,000	34,019
SEAFCO PCL, NVDR	60,800	9,685
Sermsang Power Corp. Co. Ltd., NVDR	187,880	77,517
Siam Cement PCL (The), NVDR	38,900	550,145
Siam Commercial Bank PCL (The), NVDR	69,000	225,032
Siam Future Development PCL, NVDR	87,800	20,644
Siam Global House PCL, NVDR	346,572	232,537
Siamgas & Petrochemicals PCL, NVDR	124,500	45,775
Sikarin PCL, NVDR	21,100	5,873
Singha Estate PCL, NVDR(1)	1,000,000	69,070
Sino-Thai Engineering & Construction PCL, NVDR	339,500	166,019
Somboon Advance Technology PCL, NVDR	66,900	44,441
SPCG PCL, NVDR	87,000	54,554
Sri Trang Agro-Industry PCL, NVDR	202,500	284,772
Srisawad Corp. PCL, NVDR	88,600	212,992
Srisawad Finance PCL, NVDR	44,800	58,670
Star Petroleum Refining PCL, NVDR(1)	87,800	27,094
STP & I PCL, NVDR(1)	90,600	13,260
Supalai PCL, NVDR	165,800	111,849
Super Energy Corp. PCL, NVDR	6,203,200	190,552
Synnex Thailand PCL, NVDR	53,900	46,938
Taokaenoi Food & Marketing PCL, NVDR	51,600	12,125
Thai Airways International PCL, NVDR(1)	20,500	2,197
Thai Oil PCL, NVDR	60,400	114,345
Thai Union Group PCL, NVDR	546,100	309,142
Thai Vegetable Oil PCL, NVDR	45,000	48,245
Thaicom PCL, NVDR	154,300	55,244
Thaifoods Group PCL, NVDR	316,200	49,939
Thanachart Capital PCL, NVDR	55,100	60,346
Thoresen Thai Agencies PCL, NVDR	328,600	184,229
Tipco Asphalt PCL, NVDR	106,700	66,624
Tisco Financial Group PCL, NVDR	21,600	61,867
TMBThanachart Bank PCL, NVDR	1,642,100	58,810
TOA Paint Thailand PCL, NVDR	27,300	32,520
Total Access Communication PCL, NVDR	54,400	53,925
TPI Polene PCL, NVDR	400,700	25,618
TPI Polene Power PCL, NVDR	537,300	76,647
TQM Corp. PCL, NVDR	11,700	43,613
True Corp. PCL, NVDR	2,846,300	285,654
TTW PCL, NVDR	43,900	16,438
U City PCL, NVDR(1)	1,526,100	48,354
U City PCL, NVDR(1)	508,700	13,991
Unique Engineering & Construction PCL, NVDR(1)	129,200	32,039
United Paper PCL, NVDR	45,600	32,951
Univentures PCL, NVDR	191,000	23,118
VGI PCL, NVDR	146,900	29,116
Vinythai PCL, NVDR	25,000	30,196
WHA Corp. PCL, NVDR	441,900	43,513
Workpoint Entertainment PCL, NVDR	45,500	35,334
		16,453,439
Turkey — 0.5%
AG Anadolu Grubu Holding AS	7,413	20,045
Akbank T.A.S.	349,097	213,979

Aksa Akrilik Kimya Sanayii AS	20,299	38,687
Aksa Enerji Uretim AS(1)	33,802	51,417
Aksigorta AS	29,226	27,293
Alarko Holding AS	23,326	27,288
Albaraka Turk Katilim Bankasi AS(1)	107,779	19,961
Anadolu Anonim Turk Sigorta Sirketi	49,944	39,451
Anadolu Efes Biracilik Ve Malt Sanayii AS	14,148	38,015
Aselsan Elektronik Sanayi Ve Ticaret AS	10,764	18,916
Aygaz AS	1,311	2,164
Bagfas Bandirma Gubre Fabrikalari AS(1)	8,329	22,964
Bera Holding AS(1)	9,303	29,303
BIM Birlesik Magazalar AS	20,206	151,630
Borusan Mannesmann Boru Sanayi ve Ticaret AS(1)	2,241	7,337
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	2,541	6,640
Cimsa Cimento Sanayi VE Ticaret AS(1)	14,219	37,489
Coca-Cola Icecek AS	12,768	115,858
Deva Holding AS	4,011	12,327
Dogan Sirketler Grubu Holding AS	93,300	32,002
Dogus Otomotiv Servis ve Ticaret AS	2,247	6,905
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	9,914	7,126
Enerjisa Enerji AS	12,582	15,805
Eregli Demir ve Celik Fabrikalari TAS	83,738	188,157
Ford Otomotiv Sanayi AS	4,847	97,340
Goodyear Lastikleri TAS	456	381
Gubre Fabrikalari TAS(1)	5,436	40,149
Haci Omer Sabanci Holding AS	156,399	157,543
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	19,416	14,956
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(1)	18,108	27,535
Is Finansal Kiralama AS(1)	48,428	17,513
Is Yatirim Menkul Degerler AS	27,641	55,074
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	228,076	209,988
Kartonsan Karton Sanayi ve Ticaret AS	2,286	15,416
KOC Holding AS	33,252	72,018
Kordsa Teknik Tekstil AS(1)	6,822	17,899
Koza Altin Isletmeleri AS(1)	1,658	23,193
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	51,699	94,670
Logo Yazilim Sanayi Ve Ticaret AS	385	6,552
Mavi Giyim Sanayi Ve Ticaret AS, B Shares(1)	4,532	25,864
Migros Ticaret AS(1)	5,382	22,112
MLP Saglik Hizmetleri AS(1)	7,865	21,103
NET Holding AS(1)	41,981	27,728
Nuh Cimento Sanayi AS	8,333	46,322
Pegasus Hava Tasimaciligi AS(1)	4,230	40,174
Petkim Petrokimya Holding AS(1)	13,906	10,172
Sasa Polyester Sanayi AS(1)	9,054	33,658
Sekerbank Turk AS(1)	6,054	777
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	14,657	15,165
Sok Marketler Ticaret AS(1)	10,284	13,642
TAV Havalimanlari Holding AS(1)	51,753	141,505
Tekfen Holding AS	23,085	40,920
Tofas Turk Otomobil Fabrikasi AS	13,715	46,271
Turk Hava Yollari AO(1)	114,613	173,409
Turk Traktor ve Ziraat Makineleri AS	790	17,014
Turkcell Iletisim Hizmetleri AS, ADR(2)	40,306	187,423

Turkiye Garanti Bankasi AS	234,419	218,516
Turkiye Halk Bankasi AS(1)	49,552	26,523
Turkiye Is Bankasi AS, C Shares	72,570	43,182
Turkiye Petrol Rafinerileri AS(1)	4,906	55,903
Turkiye Sinai Kalkinma Bankasi AS	261,389	40,152
Turkiye Sise ve Cam Fabrikalari AS	96,653	89,446
Turkiye Vakiflar Bankasi TAO, D Shares(1)	93,367	38,730
Ulusoy Elektrik Imalat Taahhut Ve Ticaret AS(1)	777	5,079
Vestel Elektronik Sanayi ve Ticaret AS(1)	11,329	41,771
Yapi ve Kredi Bankasi AS	403,832	101,962
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	30,757	59,260
Zorlu Enerji Elektrik Uretim AS(1)	12,683	2,972
		3,567,741
United States†
Sempra Energy	1,427	194,155
TOTAL COMMON STOCKS (Cost $616,210,574)		769,476,172
RIGHTS†
Brazil†
Gol Linhas Aereas Inteligentes SA(1)(2)	301	108
China†
Coolpad Group Ltd.(1)	822,000	7,944
South Korea†
Cosmax, Inc.(1)	156	3,217
Korea Line Corp.(1)	15,360	10,729
MBK PCL(1)	5,423	7,050
		20,996
Thailand†
Erawan Group plc(1)	34,240	2,213
TOTAL RIGHTS (Cost $1,160)		31,261
WARRANTS†
Malaysia†
Frontken Corp. Bhd(1)	37,050	3,092
SKP Resources Bhd(1)	18,880	868
		3,960
Thailand†
Erawan Group PCL (The)(1)	6,114	395
MBK PCL(1)	6,040	2,049
Minor International PCL(1)	6,634	743
Minor International PCL(1)	7,321	820
RS PCL(1)	17,580	1
Samart Corp. PCL(1)	12,033	4
Thaifoods Group PCL(1)	31,620	1,811
		5,823
TOTAL WARRANTS (Cost $—)		9,783
CORPORATE BOND†
India†
Britannia Industries Ltd., 5.50%, 6/3/24 (Acquired 5/25/21, Cost $1,668) (4) (Cost $1,668)	INR 121,365	1,675
TEMPORARY CASH INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $397,630)	397,630	397,630

TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $6,704,441)	6,704,441	6,704,441
TOTAL INVESTMENT SECURITIES — 100.9% (Cost $623,315,473)		776,620,962
OTHER ASSETS AND LIABILITIES — (0.9)%		(7,154,346)
TOTAL NET ASSETS — 100.0%		$769,466,616

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	19.1%
Financials	17.7%
Consumer Discretionary	14.5%
Materials	11.6%
Communication Services	9.1%
Industrials	8.3%
Consumer Staples	5.6%
Energy	4.9%
Health Care	3.9%
Real Estate	2.8%
Utilities	2.4%
Temporary Cash Investments	0.1%
Temporary Cash Investments - Securities Lending Collateral	0.9%
Other Assets and Liabilities	(0.9)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $21,095,179. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $22,118,137, which includes securities collateral of $15,413,696.
(4)Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $1,675, which represented less than 0.05% of total net assets.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Brazil	21,579,760	23,046,974	—
Chile	932,431	3,384,755	—
China	63,607,435	192,139,953	—
Colombia	454,933	850,649	—
India	10,881,974	77,901,310	—
Indonesia	840,401	9,112,926	—
Mexico	4,403,189	11,111,136	—
Peru	1,713,874	—	—
Philippines	208,236	5,432,898	—
Russia	757,315	17,939,178	—
South Africa	5,078,486	28,158,287	—
South Korea	10,905,320	106,457,751	—
Taiwan	28,251,654	99,596,867	—
Turkey	187,423	3,380,318	—
Other Countries	—	41,160,739	—
Rights	108	31,153	—
Warrants	—	9,783	—
Corporate Bonds	—	1,675	—
Temporary Cash Investments	397,630	—	—
Temporary Cash Investments - Securities Lending Collateral	6,704,441	—	—
	156,904,610	619,716,352	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.